UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08234

TIFF Investment Program, Inc.
(Exact name of Registrant as specified in charter)

Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA		19428
(Address of chief executive offices)		(Zip code)

Richard J. Flannery

President and Chief Executive Officer

TIFF Investment Program, Inc.

Four Tower Bridge, 200 Barr Harbor Drive, Suite 100,

West Conshohocken, PA 19428

with a copy to:

Bruce G. Leto

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:		610.684.8000

Date of fiscal year end:	12/31/13

Date of reporting period:	01/01/13 – 06/30/13

Item 1. Reports to Stockholders.

TIFF Investment Program, Inc. 2013 Semi-Annual Report
June 30, 2013 (Unaudited)

About TIFF

The Investment Fund for Foundations (TIFF) was founded in 1991 by a nationwide network of foundations. Its mission is to seek to improve the investment returns of eligible organizations by making available to them a series of multi-manager investment vehicles plus resources aimed at enhancing fiduciaries' knowledge of investing.

TIFF Mutual Funds

TIFF Investment Program, Inc. (TIP) is comprised of no-load mutual funds available primarily to foundations, endowments, other 501(c)(3) organizations, and certain other non-profit organizations meeting specified accreditation requirements. TIP consists of two mutual funds at present: TIFF Multi-Asset Fund (MAF) and TIFF Short-Term Fund (STF). TIFF Advisory Services, Inc. (TAS) serves as the investment advisor to the funds. MAF operates primarily on a multi-manager basis, and TAS has responsibility for the time-intensive task of selecting money managers and other vendors for the fund as well as for the all-important task of asset allocation. With respect to STF, TAS is responsible for the day-to-day management of all of the fund’s assets.

Financial Statements

TIP is pleased to provide this Semi-Annual Report for the period ended June 30, 2013. Additional information regarding the performance of the mutual funds described herein has been provided to members via the TIFF Multi-Asset Fund quarterly reports and at www.tiff.org for STF reporting.

For Further Information

As always, we welcome the opportunity to discuss any aspect of TIFF’s services as well as answer any questions about these financial statements. For further information about TIFF, please call us at 610-684-8200 or visit www.tiff.org.

August 29, 2013

Copyright 2013 •   All rights reserved •   This report is intended for institutional investors only and may not be reproduced or distributed without written permission from TIFF.

TIFF Multi-Asset Fund	June 30, 2013
Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including entry and exit fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Including Interest and Dividend Expense**			Excluding Interest and Dividend Expense**
	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expense Paid During the Period* 1/1/13 – 6/30/13	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expense Paid During the Period* 1/1/13 – 6/30/13
1) Actual	$1,000.00	$1,046.50	$6.34	$1,000.00	$1,046.50	$4.47
2) Hypothetical	$1,000.00	$1,018.60	$6.26	$1,000.00	$1,020.43	$4.41
*	Expenses are equal to the fund’s annualized expense ratio of 1.25% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Excluding interest and dividend expense, expenses incurred by the fund were 0.88%. The expense ratios do not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds' total return.
**	Interest expense is interest on reverse repurchase agreements (see Note 7) and securities sold short; dividend expense is dividends paid on securities sold short.

TIFF Multi-Asset Fund	June 30, 2013
Financial Highlights

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
For a share outstanding throughout each period
Net asset value, beginning of period	$15.80		$14.54	$15.55	$14.39	$11.70	$16.65
Income (loss) from investment operations
Net investment income (a)	0.02		0.17	0.26	0.19	0.18	0.40
Net realized and unrealized gain (loss) on investments	0.71		1.84	(0.54)	1.67	3.10	(4.68)
Total from investment operations	0.73		2.01	(0.28)	1.86	3.28	(4.28)
Less distributions from
Net investment income	(0.03)		(0.30)	(0.07)	(0.70)	(0.61)	(0.37)
Net realized gains	(0.04)		(0.47)	(0.54)	(0.01)	—	(0.05)
Return of capital	—		—	(0.13)	—	—	(0.28)
Total distributions	(0.07)		(0.77)	(0.74)	(0.71)	(0.61)	(0.70)
Entry/exit fee per share (a)	0.01		0.02	0.01	0.01	0.02	0.03
Net asset value, end of period	$16.47		$15.80	$14.54	$15.55	$14.39	$11.70
Total return (b)	4.65	%(c)	14.00%	(1.70)%	13.18%	28.75%	(25.98)%
Ratios/supplemental data
Net assets, end of period (000s)	$5,382,345		$4,923,265	$4,164,070	$3,876,799	$3,060,722	$2,079,472
Ratio of expenses to average net assets (d)	1.25	%(e)	0.94%	0.67%	0.81%	0.65%	0.53%
Ratio of expenses to average net assets, excluding interest and dividend expense (d)	0.88	%(e)	0.81%	0.61%	0.76%	0.60%	0.44%
Ratio of net investment income to average net assets	0.28	%(e)	1.07%	1.66%	1.28%	1.40%	2.71%
Portfolio turnover	55%		54%	42%	48%	90%	112%
(a)	Calculation based on average shares outstanding.
(b)	Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, it does not reflect the deduction of such fees from a member’s purchase or redemption transaction. Therefore, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.
(c)	Not annualized.
(d)	The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds' total return.
(e)	Annualized.

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2013

	Number of Shares	Value
Investments — 108.0% of net assets
Common Stocks — 50.1%
US Common Stocks — 24.2%
Aerospace & Defense — 0.3%
Exelis, Inc.	510,400	$7,038,416
L-3 Communications Holdings, Inc.	14,600	1,251,804
Lockheed Martin Corp.	11,500	1,247,290
Northrop Grumman Corp.	23,800	1,970,640
Raytheon Co.	33,500	2,215,020
		13,723,170
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	6,700	254,667
FedEx Corp.	100,000	9,858,000
United Parcel Service, Inc. (UPS), Class B	55,900	4,834,232
		14,946,899
Airlines — 0.6%
Delta Air Lines, Inc. (a)	1,526,248	28,556,100
Southwest Airlines Co.	53,400	688,326
United Continental Holdings, Inc. (a)	15,700	491,253
		29,735,679
Automobiles — 0.0%
Ford Motor Co.	140,700	2,176,629
Beverages — 0.2%
Coca-Cola Co. (The)	151,493	6,076,384
PepsiCo, Inc.	30,200	2,470,058
		8,546,442
Biotechnology — 0.1%
Amgen, Inc.	20,400	2,012,664
Biogen Idec, Inc. (a)	8,300	1,786,160
Celgene Corp. (a)	13,300	1,554,903
Gilead Sciences, Inc. (a)	19,800	1,013,958
		6,367,685
Capital Markets — 0.8%
Ameriprise Financial, Inc.	700	56,616
Bank of New York Mellon Corp. (The)	160,300	4,496,415
Federated Investors, Inc., Class B	264,427	7,247,944
Franklin Resources, Inc.	25,021	3,403,357
Goldman Sachs Group, Inc. (The)	26,256	3,971,220
Lazard Ltd., Class A	90,355	2,904,913
Legg Mason, Inc.	112,982	3,503,572
Northern Trust Corp.	143,900	8,331,810
TD Ameritrade Holding Corp.	276,300	6,711,327
		40,627,174
Chemicals — 0.5%
Air Products & Chemicals, Inc.	58,300	5,338,531
Axiall Corp.	113,000	4,811,540
Calgon Carbon Corp. (a)	346,100	5,772,948
CF Industries Holdings, Inc.	6,900	1,183,350
Monsanto Co.	11,600	1,146,080
Mosaic Co. (The)	35,417	1,905,789
Praxair, Inc.	31,971	3,681,780

	Number of Shares	Value
Scotts Miracle-Gro Co. (The), Class A	30,599	$1,478,238
Sherwin-Williams Co. (The)	700	123,620
Sigma-Aldrich Corp.	44,583	3,582,690
		29,024,566
Commercial Banks — 0.7%
CIT Group, Inc. (a)	20,200	941,926
Fifth Third Bancorp	70,200	1,267,110
First Republic Bank	1,100	42,328
Huntington Bancshares Inc.	337,700	2,661,076
KeyCorp	116,300	1,283,952
M&T Bank Corp.	21,802	2,436,373
Regions Financial Corp.	237,500	2,263,375
Wells Fargo & Co.	611,655	25,243,002
Zions Bancorporation	3,800	109,744
		36,248,886
Commercial Services & Supplies — 0.5%
Iron Mountain, Inc.	717,154	19,083,468
Pitney Bowes, Inc.	3,200	46,976
Waste Management, Inc.	143,100	5,771,223
		24,901,667
Communications Equipment — 0.1%
Cisco Systems, Inc.	207,094	5,034,455
Motorola Solutions, Inc.	9,500	548,435
QUALCOMM, Inc.	8,000	488,640
		6,071,530
Computers & Peripherals — 0.3%
Apple, Inc.	14,800	5,861,984
Dell, Inc.	432,600	5,775,210
Hewlett-Packard Co.	5,800	143,840
SanDisk Corp. (a)	8,500	519,350
Western Digital Corp.	34,500	2,142,105
		14,442,489
Construction & Engineering — 0.1%
Fluor Corp.	20,200	1,198,062
KBR, Inc.	60,700	1,972,750
		3,170,812
Consumer Finance — 0.1%
American Express Co.	56,486	4,222,893
Discover Financial Services	34,100	1,624,524
		5,847,417
Containers & Packaging — 0.0%
Rock Tenn Co., Class A	4,800	479,424
Diversified Consumer Services — 0.0%
H&R Block, Inc.	22,800	632,700
Diversified Financial Services — 0.9%
Bank of America Corp.	228,300	2,935,938
Citigroup, Inc.	74,900	3,592,953
JPMorgan Chase & Co.	753,331	39,768,344
Moody's Corp.	5,100	310,743
		46,607,978
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	106,400	3,766,560

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2013

	Number of Shares	Value
Level 3 Communications, Inc. (a)	23,000	$484,840
Verizon Communications, Inc.	48,100	2,421,354
		6,672,754
Electric Utilities — 0.1%
American Electric Power Co., Inc.	6,000	268,680
Edison International	113,800	5,480,608
Entergy Corp.	5,000	348,400
		6,097,688
Electrical Equipment — 0.2%
Babcock & Wilcox Co.	212,600	6,384,378
Emerson Electric Co.	51,971	2,834,498
GrafTech International Ltd. (a)	446,600	3,251,248
		12,470,124
Electronic Equipment, Instruments & Components — 0.1%
Checkpoint Systems, Inc. (a)	454,394	6,447,851
Energy Equipment & Services — 0.3%
Baker Hughes, Inc.	52,000	2,398,760
Diamond Offshore Drilling, Inc.	6,100	419,619
Dril-Quip, Inc. (a)	17,900	1,616,191
Halliburton Co.	67,393	2,811,636
Helmerich & Payne, Inc.	7,000	437,150
National Oilwell Varco, Inc.	22,400	1,543,360
Patterson-UTI Energy, Inc.	98,618	1,908,751
Schlumberger Ltd.	22,510	1,613,067
Tidewater, Inc.	48,300	2,751,651
		15,500,185
Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	105,824	11,700,960
Kroger Co. (The)	87,700	3,029,158
Pricesmart, Inc.	1,000	87,630
Safeway, Inc.	29,200	690,872
SUPERVALU, Inc. (a)	2,000	12,440
Sysco Corp.	242,800	8,294,048
Wal-Mart Stores, Inc.	75,400	5,616,546
Whole Foods Market, Inc.	174,480	8,982,230
		38,413,884
Food Products — 0.6%
ConAgra Foods, Inc.	56,700	1,980,531
General Mills, Inc.	33,200	1,611,196
Green Mountain Coffee Roasters, Inc. (a)	6,400	480,384
Hershey Co. (The)	17,800	1,589,184
JM Smucker Co. (The)	9,968	1,028,199
Kraft Foods Group, Inc.	105,366	5,886,798
Mondelez International, Inc.	419,000	11,954,070
Tyson Foods, Inc., Class A	56,200	1,443,216
WhiteWave Foods Co. (a)	361,391	5,872,604
		31,846,182
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc.	90,200	6,248,154
Health Care Providers & Services — 0.9%
Aetna, Inc.	3,500	222,390
AmerisourceBergen Corp.	27,800	1,552,074
Brookdale Senior Living, Inc. (a)	517,028	13,670,220
Cardinal Health, Inc.	11,000	519,200

	Number of Shares	Value
CIGNA Corp.	14,500	$1,051,105
Emeritus Corp. (a)	250,799	5,813,521
Health Management Associates, Inc., Class A (a)	21,100	331,692
Humana, Inc.	18,000	1,518,840
McKesson Corp.	14,700	1,683,150
UnitedHealth Group, Inc.	110,800	7,255,184
VCA Antech, Inc. (a)	252,243	6,581,020
WellPoint, Inc.	119,642	9,791,501
		49,989,897
Hotels, Restaurants & Leisure — 0.8%
Las Vegas Sands Corp.	139,700	7,394,321
McDonald's Corp.	78,001	7,722,099
MGM Resorts International (a)	655,100	9,682,378
Starwood Hotels & Resorts Worldwide, Inc.	133,900	8,461,141
Yum! Brands, Inc.	118,000	8,182,120
		41,442,059
Household Durables — 0.4%
Beazer Homes USA, Inc. (a)	704,425	12,341,526
Newell Rubbermaid, Inc.	32,300	847,875
Standard Pacific Corp. (a)	606,900	5,055,477
Whirlpool Corp.	12,600	1,440,936
		19,685,814
Household Products — 0.7%
Clorox Co. (The)	11,910	990,197
Colgate-Palmolive Co.	415,037	23,777,470
Kimberly-Clark Corp.	14,700	1,427,958
Procter & Gamble Co. (The)	166,279	12,801,820
		38,997,445
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	84,700	1,015,553
Dynegy, Inc. (a)	280,113	6,316,548
		7,332,101
Industrial Conglomerates — 0.3%
3M Co.	94,334	10,315,423
General Electric Co.	318,016	7,374,791
		17,690,214
Insurance — 0.7%
Allstate Corp. (The)	31,200	1,501,344
American International Group, Inc. (a)	73,400	3,280,980
Assurant, Inc.	10,100	514,191
Berkshire Hathaway, Inc., Class B (a)	72,317	8,093,719
Chubb Corp.	30,073	2,545,679
Everest Re Group Ltd.	71,600	9,183,416
Hartford Financial Services Group, Inc.	14,400	445,248
Loews Corp.	215,000	9,546,000
Principal Financial Group	2,500	93,625
Travelers Companies, Inc. (The)	20,700	1,654,344
Unum Group	17,100	502,227
		37,360,773
Internet & Catalog Retail — 0.9%
Amazon.com, Inc. (a)	113,567	31,536,420
Liberty Interactive Corp., Series A (a)	31,400	722,514

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2013

	Number of Shares	Value
Liberty Ventures, Series A (a)	524	$44,546
Netflix, Inc. (a)	41,745	8,811,952
Priceline.com, Inc. (a)	5,662	4,683,210
		45,798,642
Internet Software & Services — 0.9%
AOL, Inc.	2,300	83,904
eBay, Inc. (a)	78,784	4,074,708
Google, Inc. (a)	46,126	40,607,947
LinkedIn Corp. (a)	35,166	6,270,098
		51,036,657
IT Services — 0.7%
Alliance Data Systems Corp. (a)	15,239	2,758,716
Amdocs Ltd.	21,400	793,726
Automatic Data Processing, Inc.	41,788	2,877,522
Cognizant Technology Solutions Corp. (a)	700	43,827
Computer Sciences Corp.	12,000	525,240
DST Systems, Inc.	18,309	1,196,127
Fidelity National Information Services, Inc.	12,000	514,080
Gartner Group, Inc., Class A (a)	96,642	5,507,628
International Business Machines Corp. (IBM)	29,499	5,637,554
Lender Processing Services, Inc.	74,800	2,419,780
Mastercard, Inc.	900	517,050
Paychex, Inc.	78,102	2,852,285
SAIC, Inc.	451,900	6,294,967
Sapient Corp. (a)	124,502	1,625,996
Visa, Inc., Class A	10,900	1,991,975
		35,556,473
Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	186,150	6,049,875
Machinery — 0.2%
Actuant Corp.	159,500	5,258,715
John Bean Technologies Corp.	174,300	3,662,043
		8,920,758
Media — 1.6%
Cablevision Systems Corp.	95,600	1,607,992
CBS Corp., Class A	10,300	502,743
CBS Corp., Class B	97,097	4,745,130
Comcast Corp., Class A	914,068	38,281,168
DIRECTV (a)	198,800	12,250,056
Discovery Communications, Inc., Series A (a)	1,500	115,815
Discovery Communications, Inc., Series C (a)	900	62,694
Interpublic Group of Companies, Inc. (The)	271,100	3,944,505
Live Nation, Inc. (a)	485,338	7,522,739
Omnicom Group, Inc.	65,043	4,089,253
Time Warner Cable, Inc.	65,128	7,325,598
Time Warner, Inc.	68,913	3,984,550
		84,432,243
Metals & Mining — 0.0%
Allegheny Technologies, Inc.	51,841	1,363,937

	Number of Shares	Value
United States Steel Corp.	1,700	$29,801
		1,393,738
Multi-Utilities — 0.0%
Public Service Enterprise Group, Inc.	22,800	744,648
Multiline Retail — 0.0%
Macy's, Inc.	28,300	1,358,400
Office Electronics — 0.1%
Xerox Corp.	38,700	351,009
Zebra Technologies Corp., Class A (a)	58,272	2,531,336
		2,882,345
Oil, Gas & Consumable Fuels — 1.7%
Anadarko Petroleum Corp.	47,350	4,068,786
Bill Barrett Corp. (a)	305,700	6,181,254
Chesapeake Energy Corp.	564,900	11,512,662
Chevron Corp.	81,615	9,658,319
Cobalt International Energy, Inc. (a)	71,700	1,905,069
ConocoPhillips	23,100	1,397,550
CONSOL Energy, Inc.	86,163	2,335,017
Devon Energy Corp.	400	20,752
EOG Resources, Inc.	23,880	3,144,518
EXCO Resources, Inc.	3,900	29,796
Exxon Mobil Corp.	253,654	22,917,639
Marathon Oil Corp.	37,200	1,286,376
Marathon Petroleum Corp.	52,250	3,712,885
Murphy Oil Corp.	113,300	6,898,837
Phillips 66	69,220	4,077,750
Pioneer Natural Resources Co.	29,090	4,210,778
Southwestern Energy Co. (a)	60,477	2,209,225
Valero Energy Corp.	8,500	295,545
WPX Energy, Inc. (a)	302,300	5,725,562
		91,588,320
Paper & Forest Products — 0.0%
International Paper Co.	11,800	522,858
Personal Products — 0.1%
Avon Products, Inc.	39,200	824,376
Estee Lauder Companies, Inc. (The), Class A	79,125	5,204,051
		6,028,427
Pharmaceuticals — 0.9%
Abbott Laboratories	62,670	2,185,929
Bristol-Myers Squibb Co.	7,600	339,644
Johnson & Johnson	307,295	26,384,349
Merck & Co., Inc.	187,678	8,717,643
Mylan, Inc. (a)	16,900	524,407
Pfizer, Inc.	435,162	12,188,888
		50,340,860
Professional Services — 0.1%
Towers Watson & Co., Class A	34,284	2,809,231
Real Estate Investment Trusts (REITs) — 2.7%
American Realty Capital Properties, Inc.	377,200	5,756,072
Associated Estates Realty Corp.	283,200	4,553,856
AvalonBay Communities, Inc.	43,000	5,801,130
Camden Property Trust	87,400	6,042,836

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2013

	Number of Shares	Value
CBRE Group, Inc. (a)	154,806	$3,616,268
Chambers Street Properties	85,709	857,090
DDR Corp.	369,170	6,146,680
Digital Realty Trust, Inc.	78,984	4,818,024
Douglas Emmett, Inc.	219,400	5,474,030
DuPont Fabros Technology, Inc.	234,614	5,665,928
Equity Residential	312,200	18,126,332
Highwoods Properties, Inc.	165,900	5,907,699
Host Hotels & Resorts, Inc.	423,700	7,147,819
iStar Financial, Inc. (a)	208,026	2,348,614
Liberty Property Trust	239,600	8,855,616
Mid-America Apartment Communities, Inc.	85,300	5,780,781
Parkway Properties, Inc.	165,900	2,780,484
Public Storage	112,600	17,264,958
PulteGroup, Inc. (a)	27,300	517,881
SL Green Realty Corp.	272,973	24,073,489
Strategic Hotels & Resorts, Inc. (a)	652,546	5,781,558
Vornado Realty Trust	500	41,425
		147,358,570
Real Estate Management & Development — 0.4%
American Homes 4 Rent (a) (b) (c)	393,867	6,301,872
AV Homes, Inc. (a)	256,417	4,546,273
Consolidated-Tomoka Land Co.	109,595	4,182,145
TRI Pointe Homes, Inc. (a)	289,315	4,796,843
		19,827,133
Road & Rail — 0.1%
J.B. Hunt Transport Services, Inc.	2,500	180,600
Kansas City Southern	29,300	3,104,628
Norfolk Southern Corp.	8,752	635,833
Ryder System, Inc.	8,400	510,636
Union Pacific Corp.	9,600	1,481,088
		5,912,785
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc.	85,555	3,855,108
Cabot Microelectronics Corp. (a)	85,586	2,825,194
First Solar, Inc. (a)	6,800	304,164
Intel Corp.	686,924	16,637,299
Linear Technology Corp.	111,207	4,096,866
LSI Corp. (a)	130,800	933,912
		28,652,543
Software — 0.6%
Activision Blizzard, Inc.	23,200	330,832
CA, Inc.	45,600	1,305,528
Microsoft Corp.	683,877	23,614,273
Oracle Corp.	71,531	2,197,432
Symantec Corp.	53,100	1,193,157
Verint Systems, Inc. (a)	68,500	2,429,695
		31,070,917
Specialty Retail — 0.3%
GameStop Corp.	38,300	1,609,749
Gap, Inc. (The)	36,900	1,539,837
L Brands, Inc.	154,016	7,585,288
Lowe's Companies, Inc.	20,500	838,450
Penske Automotive Group, Inc.	157,350	4,805,469

	Number of Shares	Value
TJX Companies, Inc. (The)	15,900	$795,954
		17,174,747
Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.	29,711	1,527,740
Nike, Inc.	552,092	35,157,218
		36,684,958
Thrifts & Mortgage Finance — 0.0%
Washington Mutual, Inc. (a) (b) (d)	33,600	—
Tobacco — 0.0%
Altria Group, Inc.	21,200	741,788
Philip Morris International, Inc.	20,300	1,758,386
		2,500,174
Wireless Telecommunication Services — 0.0%
NII Holdings, Inc., Class B (a)	25,700	171,419
Sprint Nextel Corp. (a)	85,100	597,402
		768,821
Total US Common Stocks (Cost $1,107,461,370)		1,299,160,395
Foreign Common Stocks — 25.9%
Australia — 0.9%
Alumina Ltd. (a)	1,732,140	1,543,084
Amcor Ltd.	92,029	850,161
AMP Ltd.	926,948	3,581,196
Ansell Ltd.	4,905	79,088
Australia and New Zealand Banking Group Ltd.	40,624	1,054,425
Beach Energy Ltd.	1,248,770	1,286,457
BHP Billiton Ltd.	69,639	2,006,662
BlueScope Steel Ltd. (a)	89,493	379,429
Charter Hall Retail – REIT	1,386,600	4,831,633
Coca-Cola Amatil Ltd.	27,041	313,133
Commonwealth Property Office Fund – REIT	4,953,000	4,972,650
DuluxGroup Ltd.	49,621	190,764
Fairfax Media Ltd.	776,923	351,735
Fortescue Metals Group Ltd.	612,259	1,679,584
Goodman Fielder Ltd. (a)	179,444	120,304
Iluka Resources Ltd.	62,031	560,045
Medusa Mining Ltd.	827,603	1,164,299
Mirvac Group – REIT	519,048	756,143
Orica Ltd.	27,862	523,756
QBE Insurance Group Ltd. – ASE Shares	282,341	3,896,650
SAI Global Ltd.	66,045	218,900
Santos Ltd.	38,723	442,394
Toll Holdings Ltd.	39,632	191,845
Transpacific Industries Group Ltd. (a)	211,489	154,737
Westfield Group – REIT	786,000	8,199,128
Westfield Retail Trust – REIT	3,848,694	10,863,483
		50,211,685
Austria — 0.1%
Andritz AG	6,676	342,058
Conwert Immobilien Invest SE	377,000	3,726,434
Erste Group Bank AG	950	25,294
Oesterreichische Post AG	5,139	200,743
Raiffeisen Bank International AG	683	19,901

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2013

	Number of Shares	Value
Wienerberger AG	15,157	$174,914
		4,489,344
Belgium — 0.1%
Ageas, Strip VVPR (a) (b)	1,966	3
Anheuser-Busch InBev NV	20,670	1,833,743
Befimmo SCA Sicafi – REIT	66,200	4,186,558
KBC Groep NV	7,500	277,404
		6,297,708
Bermuda — 0.0%
RenaissanceRe Holdings Ltd.	11,851	1,028,548
Brazil — 0.2%
B2W Cia Digital (a)	39,300	115,363
Cia de Bebidas das Americas – ADR	110,500	4,127,175
Cremer SA	32,200	198,711
Diagnosticos da America SA	7,300	37,852
Duratex SA	11,110	63,831
EDP – Energias do Brasil SA	170,300	864,723
Embraer SA – ADR	5,900	217,651
HRT Participacoes em Petroleo SA (a)	592,050	695,171
Localiza Rent a Car SA	2,310	32,714
MRV Engenharia e Participacoes SA	11,400	33,004
Multiplan Empreendimentos Imobiliarios SA	4,200	97,483
Odontoprev SA	12,400	51,126
OGX Petroleo e Gas Participacoes SA (a)	8,800	3,116
Petroleo Brasileiro SA	161,800	1,073,905
Petroleo Brasileiro SA – ADR	239,690	3,216,640
Vale SA	44,800	584,256
WEG SA	2,600	32,801
		11,445,522
Canada — 0.7%
Bank of Montreal	16,459	955,116
Barrick Gold Corp.	80,580	1,271,872
BCE, Inc.	16,000	656,005
Bombardier, Inc., Class B	472,200	2,101,261
Canadian Natural Resources Ltd.	75,000	2,114,434
Encana Corp. – NYSE Shares	57,459	973,355
Encana Corp. – TSE Shares	48,400	818,709
Fairfax Financial Holdings Ltd.	20,500	8,061,410
First Quantum Minerals Ltd.	147,300	2,184,920
Goldcorp, Inc.	51,300	1,274,086
Imperial Oil Ltd. – NYSE Shares	121,726	4,651,150
Imperial Oil Ltd. – TSE Shares	29,400	1,122,383
Magna International, Inc.	19,700	1,403,034
MEG Energy Corp. (a)	96,500	2,645,331
Onex Corp.	17,700	803,122
Rogers Communications, Inc., Class B	171,410	6,714,930
		37,751,118
Chile — 0.1%
Enersis SA – SPADR	215,200	3,520,672
Vina Concha y Toro SA – SPADR	17,100	666,216
		4,186,888
China — 0.3%
Baidu, Inc. – SPADR (a)	10,365	979,804
Belle International Holdings Ltd.	2,759,000	3,792,811

	Number of Shares	Value
China Resources Enterprise Ltd.	319,862	$999,858
China Shenhua Energy Co. Ltd.	737,500	1,853,331
Ctrip.com International Ltd. – ADR (a)	4,407	143,800
Giant Interactive Group, Inc. – ADR	27,337	218,969
Goodbaby International Holdings Ltd.	172,000	68,013
Li Ning Co. Ltd. (a)	303,500	150,773
Mindray Medical International Ltd. – ADR	155,071	5,807,409
NetEase, Inc. – ADR	2,500	157,925
PetroChina Co. Ltd.	1,328,000	1,443,664
Shui On Land Ltd.	2,612,333	762,093
Tingyi Cayman Islands Holding Corp.	22,000	57,585
Tsingtao Brewery Co. Ltd., Class H	378,000	2,703,712
Want Want China Holdings Ltd.	84,000	117,979
Weiqiao Textile Co. Ltd.	79,000	47,399
		19,305,125
Colombia — 0.0%
Bancolombia SA – SPADR	2,200	124,300
Denmark — 0.1%
Carlsberg A/S, Class B	10,749	959,415
Coloplast A/S, Class B	48,679	2,724,582
Danske Bank A/S (a)	13,180	224,379
GN Store Nord A/S (GN Great Nordic)	45,057	850,660
Novo Nordisk A/S, Class B	5,098	793,695
Topdanmark A/S (a)	11,980	304,991
Vestas Wind Systems A/S (a)	41,403	586,304
William Demant Holding A/S (a)	10,835	895,886
		7,339,912
Finland — 0.1%
Cargotec Oyj, B Shares	2,823	75,626
Metso Oyj	30,697	1,040,115
Nokia Oyj (a)	108,811	405,304
Outokumpu Oyj (a)	66,000	42,729
Sampo Oyj, Class A	67,612	2,623,895
Tieto Oyj	16,626	316,320
Tikkurila Oyj	64,830	1,463,305
Wartsila Oyj Corp.	6,152	266,517
		6,233,811
France — 1.0%
Air France-KLM (a)	42,220	376,499
Air Liquide SA	10,087	1,240,921
Alcatel Lucent – SPADR (a)	15,200	27,664
AXA SA	44,171	867,889
BNP Paribas SA	20,263	1,107,104
Carrefour SA	24,021	656,264
Credit Agricole SA (a)	4,200	36,098
Edenred	8,118	248,320
Euler Hermes SA	5,834	588,142
Eurofins Scientific (a)	1,516	320,267
France Telecom SA	429,576	4,045,371
GDF Suez	15,100	294,424
GDF Suez, Strip VVPR (a) (b)	9,765	13
Groupe Eurotunnel SA	66,141	501,959
Imerys SA	2,359	144,548
L'Oreal SA	4,438	725,621

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2013

	Number of Shares	Value
Lafarge SA	171,800	$10,508,370
Legrand SA	62,216	2,875,224
Neopost SA	9,179	606,780
Peugeot SA (a)	6,800	55,984
SA des Ciments Vicat	2,311	143,010
Sanofi-Aventis	62,484	6,439,418
Societe BIC SA	1,663	166,376
Societe Fonciere Lyonnaise SA – REIT	82,057	4,165,569
Societe Generale, Class A	3,283	111,788
Technip SA	2,537	256,413
Thales SA	16,542	770,695
Total SA	153,613	7,490,848
Unibail-Rodamco SE – REIT	23,600	5,498,688
Vallourec SA	65,393	3,308,992
		53,579,259
Germany — 1.0%
Adidas AG	2,870	310,198
Alstria Office AG – REIT	457,334	4,999,754
Axel Springer AG	2,119	90,287
BASF SE	25,281	2,257,926
Bayer AG	1,101	117,374
Bayerische Motoren Werke AG	14,922	1,303,660
Celesio AG	1,809	39,299
Daimler AG	125,711	7,598,218
Deutsche Bank AG	1,933	80,864
Deutsche Telekom AG	586,159	6,836,723
E.ON AG	34,347	563,580
Fielmann AG	1,334	139,412
Fresenius Medical Care AG & Co.	31,993	2,266,619
GEA Group AG	98,352	3,478,070
Hannover Rueckversicherung AG	3,403	244,568
Hochtief AG	170,493	11,107,955
LEG Immobilien AG (a)	193,172	10,041,486
SAP AG	5,731	419,658
Siemens AG	3,812	385,175
TUI AG (a)	18,780	223,070
		52,503,896
Gibraltar — 0.0%
Bwin.Party Digital Entertainment plc	67,797	115,770
Hong Kong — 0.6%
Cheung Kong Holdings Ltd.	851,000	11,501,075
China Mengniu Dairy Co. Ltd.	300,000	1,070,953
China Mobile Ltd.	445,000	4,636,275
Esprit Holdings Ltd.	1,103,253	1,634,961
First Pacific Co. Ltd.	508,000	541,483
Henderson Land Development Co. Ltd.	61,600	366,080
Hong Kong & Shanghai Hotels Ltd. (The)	303,986	496,884
Hong Kong Aircraft Engineering Co. Ltd.	9,600	128,973
Hutchison Whampoa Ltd.	143,000	1,494,487
Jardine Matheson Holdings Ltd.	90,400	5,462,582
Jardine Strategic Holdings Ltd.	58,600	2,120,554
Midland Holdings Ltd.	320,000	119,300
New World Development Ltd.	27,726	38,124
Next Media Ltd. (a) (d)	548,000	57,648
SmarTone Telecommunications Holdings Ltd.	129,887	213,101

	Number of Shares	Value
Television Broadcasts Ltd.	56,100	$386,054
Texwinca Holdings Ltd.	50,000	46,380
Yingde Gases	801,000	732,200
Yip's Chemical Holdings Ltd.	146,000	131,929
		31,179,043
Hungary — 0.0%
OTP Bank plc	2,131	44,721
India — 0.1%
Axis Bank Ltd. – GDR (e)	204,021	4,627,196
Infosys Ltd. – SPADR	1,000	41,190
Reliance Industries Ltd. – SPGDR (c) (e)	48,806	1,405,125
		6,073,511
Indonesia — 0.2%
Bank Mandiri Persero Tbk PT	4,717,500	4,251,623
Bank Rakyat Indonesia Persero Tbk PT	71,000	55,008
Gudang Garam Tbk PT	5,000	25,416
Indofood Sukses Makmur Tbk PT	790,000	584,424
Perusahaan Gas Negara (Persero) Tbk PT	8,008,700	4,618,699
Semen Gresik (Persero) Tbk PT	121,500	207,815
		9,742,985
Ireland — 1.2%
Accenture plc, Class A	388,574	27,961,785
CRH plc	98,397	1,991,394
DCC plc	8,252	323,173
Experian plc	52,839	916,468
Governor & Co. of the Bank of Ireland (The) (a)	3,873,244	790,378
Independent News & Media plc (a)	60,315	4,156
Ingersoll-Rand plc	15,400	855,008
Irish Bank Resolution Corp., Ltd. (a) (b)	38,180	—
Irish Continental Group plc (UNIT)	6,009	173,466
Paddy Power plc	6,756	579,704
Ryanair Holdings plc – SPADR	553,509	28,522,319
Seagate Technology plc	24,400	1,093,852
		63,211,703
Israel — 0.2%
Teva Pharmaceutical Industries Ltd. – SPADR	215,500	8,447,600
Italy — 0.5%
Beni Stabili SpA – REIT	12,229,594	7,543,479
Davide Campari-Milano SpA	28,457	205,609
Enel SpA	137,500	431,031
Eni SpA	221,061	4,541,611
Fiat Industrial SpA	488,148	5,437,783
Fiat SpA (a)	26,342	182,566
Finmeccanica SpA (a)	12,229	60,917
Intesa Sanpaolo SpA	98,296	157,286
Luxottica Group SpA	33,527	1,687,869
Luxottica Group SpA – SPADR	13,609	688,071
Piaggio & C SpA	611,912	1,585,721
Saipem SpA	45,777	740,662
Terna Rete Elettrica Nazionale SpA	167,286	695,051
UniCredit SpA	104,657	489,394
		24,447,050

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2013

	Number of Shares	Value
Japan — 8.9%
Aeon Mall Co. Ltd.	254,000	$6,293,258
Alfresa Holdings Corp.	23,000	1,231,479
Asahi Diamond Industrial Co. Ltd.	1,533,900	14,523,784
Astellas Pharma, Inc.	35,300	1,922,337
Azbil Corp.	809,900	17,386,548
Bank of Yokohama Ltd. (The)	82,000	423,359
BML, Inc.	624,400	15,840,772
Canon, Inc.	136,300	4,476,596
Cawachi Ltd.	259,800	5,411,759
Chiba Bank Ltd. (The)	87,000	593,057
Dai-ichi Life Insurance Co. Ltd. (The)	1,436	2,078,400
Daiichikosho Co. Ltd.	928,100	25,425,699
Dentsu, Inc.	37,400	1,293,621
Duskin Co. Ltd.	890,900	16,771,528
East Japan Railway Co.	33,700	2,620,024
FP Corp.	308,700	21,343,622
FUJIFILM Holdings Corp.	78,700	1,734,060
Fujitsu Frontech Ltd.	4,300	25,904
Fujitsu Ltd.	233,000	963,306
Fukuoka Financial Group, Inc.	118,000	502,126
GLP J-Reit – REIT	2,600	2,542,966
Hitachi Chemical Co. Ltd.	4,400	68,905
Hitachi Ltd.	387,000	2,485,974
Hitachi Metals Ltd.	51,000	573,953
Hokuto Corp.	385,800	6,718,014
Hoshizaki Electric Co. Ltd.	612,200	19,630,723
Hulic Co. Ltd.	693,800	7,444,219
Information Development Co.	40,500	209,006
Isetan Mitsukoshi Holdings Ltd.	100,200	1,330,717
ITOCHU Corp.	148,400	1,713,470
JX Holdings, Inc.	133,900	649,454
Kao Corp.	91,500	3,113,875
KDDI Corp.	19,100	993,798
Kinden Corp.	50,000	428,307
Kirin Holdings Co. Ltd.	96,000	1,507,735
Kyowa Hakko Kirin Co. Ltd.	7,000	79,198
Leopalace21 Corp. (a)	974,100	4,175,021
LIXIL Group Corp.	65,400	1,593,975
Marui Group Co. Ltd.	71,900	717,066
Matsuda Sangyo Co. Ltd.	38,000	475,910
Megane TOP Co. Ltd.	1,077,900	15,029,563
Meiko Network Japan Co. Ltd.	697,400	9,122,830
Miraca Holdings, Inc.	384,800	17,728,506
Mitsubishi Corp.	3,200	54,823
Mitsubishi Estate Co. Ltd.	1,055,800	28,118,994
Mitsubishi Heavy Industries Ltd.	108,000	600,077
Mitsubishi UFJ Financial Group, Inc.	416,200	2,582,716
Mitsui Chemicals, Inc.	1,382,000	3,121,690
Mitsui Fudosan Co. Ltd.	502,200	14,773,141
Moshi Moshi Hotline, Inc.	1,367,200	16,917,488
MS&AD Insurance Group Holdings	79,100	2,011,707
Nakanishi, Inc.	95,500	12,162,006
Namco Bandai Holdings, Inc.	94,950	1,543,942
Nintendo Co. Ltd.	96,400	11,373,143
Nippon Meat Packers, Inc.	70,000	1,070,792

	Number of Shares	Value
Nippon Steel Corp.	1,337,130	$3,613,671
Nippon Suisan Kaisha Ltd. (a)	117,500	231,036
Nippon Telegraph & Telephone Corp.	60,500	3,157,597
NKSJ Holdings, Inc.	32,400	772,708
NSD Co. Ltd.	632,700	6,537,969
NSK Ltd.	43,000	411,526
NTT Data Corp.	626	2,222,031
NTT DoCoMo, Inc.	360	559,384
Obayashi Corp.	228,000	1,184,045
OMRON Corp.	2,600	77,584
Onward Holdings Co. Ltd.	59,000	488,429
Otsuka Holdings Co. Ltd.	24,100	795,839
Resona Holdings, Inc.	54,300	264,470
Ryosan Co. Ltd.	1,300	22,771
Sansei Yusoki Co. Ltd.	445,800	1,735,991
Secom Co. Ltd.	426,700	23,234,814
Sega Sammy Holdings, Inc.	29,100	728,601
Sekisui House Ltd.	98,000	1,417,153
Seven & I Holdings Co. Ltd.	190,480	6,963,130
Seven Bank Ltd.	6,746,100	24,489,592
Shimizu Corp.	146,000	588,586
Shiseido Co. Ltd.	31,800	473,027
Sumitomo Electric Industries Ltd.	93,300	1,115,850
Sumitomo Forestry Co. Ltd.	61,100	743,030
Sumitomo Mitsui Financial Group, Inc.	81,100	3,721,161
Sumitomo Real Estate Sales Co. Ltd.	14,340	796,819
Taiyo Nippon Sanso Corp.	54,000	374,092
Terumo Corp.	1,900	94,552
TOKAI Corp. – Gifu	246,200	6,955,576
Tokio Marine Holdings, Inc.	55,400	1,756,976
Tokyo Electric Power Co., Inc. (The) (a)	78,000	402,914
Tokyo Electron Ltd.	11,800	597,341
Tokyo Gas Co. Ltd.	269,000	1,488,794
Tokyo Ohka Kogyo Co. Ltd.	3,700	85,068
Toyo Seikan Kaisha Ltd.	67,800	1,044,034
Toyo Suisan Kaisha Ltd.	627,000	20,897,597
Toyota Industries Corp.	4,200	171,954
Toyota Motor Corp.	68,100	4,111,966
USS Co. Ltd.	6,270	795,959
West Japan Railway Co.	17,300	732,334
Yamada Denki Co. Ltd.	10,870	441,171
Yamaha Corp.	1,248,100	14,310,199
Yamato Holdings Co. Ltd.	110,200	2,323,552
ZOJIRUSHI Corp.	1,211,000	4,022,770
		480,478,606
Luxembourg — 0.1%
APERAM	86	928
ArcelorMittal – EN Amsterdam Shares	45,856	511,153
Millicom International Cellular SA	1,703	122,784
Orco Property Group (a)	737,861	2,131,571
Oriflame Cosmetics SA – SDR	5,550	175,383
		2,941,819
Malaysia — 0.1%
AirAsia Berhad	198,600	200,499
AMMB Holdings Berhad	508,100	1,180,212

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2013

	Number of Shares	Value
British American Tobacco Malaysia Berhad	20,700	$388,298
CIMB Group Holdings Berhad	769,400	1,992,904
Sime Darby Berhad	206,900	622,646
UEM Land Holdings Berhad	38,100	37,203
		4,421,762
Mexico — 0.4%
America Movil SAB de CV, Series L – ADR	47,402	1,030,993
Cemex SAB de CV – SPADR (a)	583,591	6,174,393
Fibra Uno Administracion SA de CV – REIT	1,469,600	4,934,790
Fomento Economico Mexicano SAB de CV – SPADR	1,200	123,828
Genomma Lab Internacional SAB de CV (a)	43,400	85,712
Grupo Carso SAB de CV, Series A	23,800	113,550
Grupo Comercial Chedraui SA de CV	313,300	1,163,017
Grupo Financiero Banorte SAB de CV	11,000	65,707
Grupo Financiero Santander Mexico SAB de CV – ADR (a)	301,800	4,288,578
TF Administradora Industrial S de RL de CV – REIT	1,286,257	2,681,222
		20,661,790
Mongolia — 0.0%
Mongolian Mining Corp. (a)	5,471,640	997,397
Netherlands — 0.7%
Akzo Nobel NV	1,850	103,917
ASML Holding NV	3,937	308,873
Corio NV – REIT	58,800	2,331,413
Heineken NV	22,847	1,452,440
Koninklijke (Royal) KPN NV (a)	241,937	500,372
Koninklijke (Royal) Philips Electronics NV	321,840	8,766,465
Koninklijke Ahold NV	426,196	6,331,665
Koninklijke Boskalis Westminster NV – CVA	19,737	719,208
LyondellBasell Industries NV, Class A	87,129	5,773,168
Postnl NV (a)	4,633	12,897
Randstad Holding NV	4,334	176,971
Reed Elsevier NV	193,498	3,209,526
Royal Dutch Shell plc, Class A – BATS Europe Shares	741	23,646
Royal Dutch Shell plc, Class A – Quote MTF Shares	138,918	4,438,431
Royal Dutch Shell plc, Class B	42,158	1,394,198
TNT Express NV	3,948	29,501
Vastned Retail NV – REIT	64,000	2,614,545
		38,187,236
New Zealand — 0.0%
Telecom Corp. of New Zealand Ltd.	221,414	384,953
Norway — 0.4%
Det Norske Oljeselskap ASA (a)	291,682	3,998,392
DNB ASA	66,362	958,714
Norwegian Property ASA	10,701,900	13,554,521
Schibsted ASA	7,281	314,184
Statoil ASA – SPADR	127,453	2,637,003
StatoilHydro ASA	31,646	652,397

	Number of Shares	Value
Storebrand ASA (a)	19,430	$93,743
		22,208,954
Papua New Guinea — 0.0%
Oil Search Ltd.	289,704	2,034,258
Philippines (The) — 0.1%
Ayala Corp.	63,469	846,390
Bank of the Philippine Islands	32,360	71,688
BDO Unibank, Inc.	171,470	336,649
Energy Development Corp.	7,256,200	967,161
Globe Telecom, Inc.	44,345	1,647,924
Lopez Holdings Corp.	3,894,428	459,110
SM Investments Corp.	12,780	314,043
Universal Robina Corp.	33,720	96,961
		4,739,926
Poland — 0.0%
Bank Pekao SA	4,930	221,751
Portugal — 0.1%
Galp Energia SGPS SA	143,519	2,124,160
Russia — 0.1%
Etalon Group Ltd. – GDR (a) (e)	1,670,800	5,730,844
Gazprom OAO – SPADR (a)	3,422	22,483
Globaltrans Investment plc – SPGDR (e)	10,091	138,650
LSR Group – GDR (e)	10,973	45,867
Sberbank of Russia – SPADR – LSE Shares	12,907	148,172
Sberbank of Russia – SPADR – OTC Shares	19,563	223,052
Sistema JSFC – SPGDR – OTC Shares (e)	3,669	72,463
		6,381,531
Singapore — 0.5%
CapitaMall Trust – REIT	1,463,200	2,302,835
DBS Group Holdings Ltd.	68,075	828,685
Genting Singapore plc	130,000	134,829
Global Logistic Properties Ltd.	3,812,500	8,224,719
Great Eastern Holdings Ltd.	154,000	2,112,817
GuocoLeisure Ltd.	327,000	201,640
SembCorp Industries Ltd.	857,000	3,330,391
Singapore Telecommunications Ltd.	1,342,000	3,974,222
STATS ChipPAC Ltd. (a)	253,000	71,390
United Industrial Corp. Ltd.	76,000	181,074
United Overseas Bank Ltd.	273,347	4,263,878
Yoma Strategic Holdings Ltd. (a)	39,000	27,745
		25,654,225
South Africa — 0.1%
African Bank Investments Ltd.	193,635	319,322
Anglo Platinum Ltd. (a)	2,997	88,937
AngloGold Ashanti Ltd.	2,367	33,661
Clicks Group Ltd.	12,142	68,647
Discovery Holdings Ltd.	6,475	54,903
FirstRand Ltd.	163,520	476,974
Gold Fields Ltd.	8,050	41,674
Impala Platinum Holdings Ltd.	602	5,652
MMI Holdings Ltd.	27,152	60,721
MTN Group Ltd.	82,738	1,534,717
Nedbank Group Ltd.	51,053	904,328

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2013

	Number of Shares	Value
Remgro Ltd.	22,387	$428,711
RMB Holdings Ltd.	178,647	711,624
RMI Holdings	419,899	1,068,179
Standard Bank Group Ltd.	129,967	1,460,962
		7,259,012
South Korea — 0.3%
Hana Financial Group, Inc.	39,342	1,138,015
Hankook Tire Co. Ltd.	5,058	233,847
Hyundai Mobis	20,611	4,907,284
Hyundai Motor Co.	8,046	1,580,742
KB Financial Group, Inc.	34,494	1,029,085
Kolon Industries, Inc.	15,091	637,052
LG Uplus Corp. (a)	56,010	586,072
NHN Corp.	1,760	448,473
S-1 Corp.	6,728	368,950
Samsung Electronics Co. Ltd.	3,284	3,854,366
Shinhan Financial Group Co. Ltd.	33,560	1,101,600
		15,885,486
Spain — 0.9%
Acciona SA	7,587	399,903
Acerinox SA	46,248	430,333
ACS, Actividades de Construccion y Servicios SA	334,200	8,811,483
Banco Bilbao Vizcaya Argentaria SA	3,963	33,001
Banco Santander SA	158,880	1,005,854
Banco Santander SA – SPADR	2,488	16,097
Distribuidora Internacional de Alimentacion SA	6,696	50,412
Ferrovial SA	453,300	7,241,968
Grifols SA	6,600	242,182
Grifols SA, Class B	330	9,323
Iberdrola SA	1,282,664	6,731,952
Inditex SA	3,499	431,610
Inmobiliaria Colonial SA (a)	1,739,479	2,304,123
Mediaset Espana Comunicacion SA (a)	38,062	331,273
Melia Hotels International SA	776,642	5,888,474
NH Hoteles SA (a)	1,676,205	5,933,538
Repsol SA	98,827	2,083,387
Telefonica SA (a)	290,400	3,736,613
Viscofan SA	14,423	721,257
		46,402,783
Sweden — 0.2%
Assa Abloy AB, Class B	58,335	2,274,092
Hoganas AB, Class B	11,155	532,318
Investor AB, Class B	8,444	225,942
Modern Times Group AB, Class B	7,163	303,803
Nordea Bank AB	35,686	396,961
Scania AB, Class B	80,366	1,601,158
Svenska Handelsbanken AB, Class A	71,360	2,853,329
Swedish Match AB	82,760	2,925,831
Telefonaktiebolaget LM Ericsson, Class B	90,805	1,029,487
		12,142,921
Switzerland — 1.1%
ABB Ltd. – SIX Swiss Exchange	246,507	5,321,795
Adecco SA	15,941	904,888
Clariant AG	13,917	195,602

	Number of Shares	Value
Compagnie Financiere Richemont SA	22,152	$1,943,209
Geberit AG	13,372	3,310,628
Glencore Xstrata plc	801,921	3,335,959
Helvetia Holding AG	459	184,894
Logitech International SA	34,342	236,692
Lonza Group AG	4,500	337,318
Nestle SA	70,587	4,616,843
Novartis AG	153,180	10,855,776
Roche Holding AG	16,722	4,143,450
Sonova Holding AG	4,477	474,674
Straumann Holding AG	600	89,641
UBS AG	1,182,403	20,087,034
Zurich Insurance Group AG	17,385	4,505,473
		60,543,876
Taiwan — 0.2%
Chunghwa Telecom Co. Ltd.	42,000	142,753
Delta Electronics, Inc.	292,000	1,321,227
Giant Manufacturing Co. Ltd.	15,000	103,032
Hon Hai Precision Industry Co. Ltd.	66,000	162,243
Taiwan Semiconductor Manufacturing Co. Ltd.	2,211,695	8,004,119
Taiwan Semiconductor Manufacturing Co. Ltd. – SPADR	14,300	261,976
Uni-President Enterprises Corp.	182,970	355,582
Yungtay Engineering Co. Ltd.	485,000	963,414
		11,314,346
Thailand — 0.2%
Advanced Info Service PCL	116,400	1,058,352
Bangkok Bank PCL	270,600	1,799,301
Big C Supercenter PCL	19,400	116,657
Kasikornbank PCL	223,300	1,398,316
Krung Thai Bank PCL	1,161,500	752,737
PTT PCL	347,900	3,589,489
Siam Cement PCL	57,400	840,370
Siam Commercial Bank PCL	39,200	212,336
Thanachart Capital PCL	1,210,800	1,503,008
		11,270,566
Turkey — 0.1%
Asya Katilim Bankasi AS (a)	180,139	166,766
BIM Birlesik Magazalar AS	3,448	74,656
Haci Omer Sabanci Holding AS	18,009	94,824
KOC Holding AS	155,574	745,187
Tupras Turkiye Petrol Rafinerileri AS	42,792	1,044,473
Turkiye Garanti Bankasi AS	762,118	3,317,626
Turkiye Garanti Bankasi AS – ADR	216,100	929,230
Turkiye Halk Bankasi AS	14,715	124,383
Ulker Biskuvi Sanayi AS	30,913	224,120
		6,721,265
United Kingdom — 4.0%
3i Group plc	99,307	507,702
Admiral Group plc	31,318	633,572
Aggreko plc	1,432	35,901
AMEC plc	342,771	5,251,968
Anglo American plc – JSE Shares	29,407	569,173
Anglo American plc – LSE Shares	83,915	1,621,540
Aon plc	121,500	7,818,525

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2013

	Number of Shares	Value
APR Energy plc	25,675	$392,196
AstraZeneca plc	1,707	80,899
Aviva plc	13,305	68,336
BAE Systems plc	183,026	1,069,744
Barclays plc	225,718	967,596
Barratt Developments plc (a)	27,929	130,833
BG Group plc	439,458	7,500,225
BHP Billiton plc	239,097	6,141,080
BP plc	1,208,146	8,381,119
BP plc – SPADR	159,200	6,645,008
British American Tobacco plc	3,090	158,682
British Sky Broadcasting Group plc	21,073	254,292
Bunzl plc	58,549	1,142,768
Cable & Wireless Communications plc	561,821	348,332
Capita plc	125,931	1,855,437
Carnival plc	15,746	546,142
Centrica plc	35,432	194,455
Close Brothers Group plc	10,660	159,666
Compass Group plc	153,420	1,966,168
Daily Mail & General Trust plc, Class A	11,818	138,634
Devro plc	48,852	216,731
Diageo plc	1,015,220	29,119,794
Evraz plc	48,900	72,233
G4S plc	224,886	785,770
GlaxoSmithKline plc	263,850	6,600,688
Great Portland Estates plc – REIT	114,060	922,044
GVC Holdings plc	7,463	32,235
Hays plc	183,924	247,615
Homeserve plc	123,262	522,016
HSBC Holdings plc – LSE Shares	588,877	6,102,581
HSBC Holdings plc – SEHK Shares	93,454	976,786
ICAP plc	117,869	653,776
IG Group Holdings plc	52,975	468,715
IMI plc	11,494	217,650
Informa plc	112,213	839,019
International Personal Finance plc	92,476	700,613
Intertek Group plc	59,491	2,650,893
Invensys plc	112,441	707,535
ITV plc	349,255	746,629
Jupiter Fund Management plc	26,676	117,347
Ladbrokes plc	67,150	203,699
Liberty Global plc, Class A (a)	62,000	4,592,960
Liberty Global plc, Class C (a)	41,600	2,824,224
Lloyds Banking Group plc (a)	44,712,118	43,105,163
Lonmin plc (a)	14,800	57,462
Michael Page International plc	54,964	309,279
Millennium & Copthorne Hotels plc	16,216	138,635
Mondi plc	3,863	48,701
National Express Group plc	27,478	93,333
Northgate plc	7,794	40,074
Old Mutual plc	174,197	483,706
Ophir Energy plc (a)	368,161	1,989,511
Perform Group plc (a)	14,408	110,626
Petrofac Ltd.	8,819	161,227
Provident Financial plc	44,143	995,806
Punch Taverns plc (a)	13,075,379	2,582,405

	Number of Shares	Value
Reckitt Benckiser Group plc	75,525	$5,353,961
Reed Elsevier plc	85,955	979,457
Rexam plc	106,336	769,778
Rightmove plc	32,934	1,046,733
Rio Tinto plc	184,752	7,572,346
Rolls-Royce Holdings plc (a) (d)	2,059,057	3,132
Rolls-Royce Holdings plc – LSE Shares	119,798	2,072,791
Royal Bank of Scotland Group plc (a)	15,249	63,681
Safestore Holdings plc	2,136,000	4,034,529
Sage Group plc	238,060	1,234,632
Smith & Nephew plc	17,982	200,405
Smiths Group plc	33,801	674,423
Spectris plc	23,752	688,123
Stagecoach Group plc	108,845	523,072
Standard Chartered plc	6,823	147,307
Tesco plc	1,371,713	6,893,152
Thomas Cook Group plc (a)	523,206	1,021,253
Tui Travel plc	98,478	531,855
Unilever plc	162,699	6,607,429
Vodafone Group plc	1,010,993	2,901,264
Vodafone Group plc – SPADR	121,000	3,477,540
WH Smith plc	24,475	266,479
Wolseley plc	5,172	239,373
WPP plc	154,756	2,643,941
		214,964,130
Total Foreign Common Stocks (Cost $1,287,993,021)		1,395,702,252
Total Common Stocks (Cost $2,395,454,391)		2,694,862,647

	Interest Rate	Maturity Date	Principal Amount	Value
Corporate Bonds — 0.0%
Consumer, Cyclical — 0.0%
BB Liquidating, Inc. (b) (d) (f) (Cost $213,717)	9.000%	09/01/12	$344,000	$—
Asset-Backed Securities — 1.1%
Aames Mortgage Investment Trust, Ser. 2005-4, Class M1 (FRN) (STEP)	0.898%	10/25/35	1,193,374	1,190,407
ACE Securities Corp. Home Equity Loan Trust
Ser. 2005-HE7, Class A2D (FRN) (STEP)	0.523%	11/25/35	317,729	307,066
Ser. 2005-SD1, Class M1 (FRN)	0.943%	11/25/50	1,705,753	1,676,015
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Ser. 2005-W2, Class A2B1 (FRN) (STEP)	0.393%	10/25/35	$2,057,012	$2,033,323
Asset Backed Funding Certificates, Ser. 2005-AQ1, Class A6 (STEP)	4.780%	06/25/35	907,775	934,836

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2013

	Interest Rate	Maturity Date	Principal Amount	Value
Bear Stearns Asset Backed Securities I Trust
Ser. 2005-HE3, Class M2 (FRN) (STEP)	1.213%	03/25/35	$1,916,602	$1,838,096
Ser. 2006-EC1, Class M1 (FRN) (STEP)	0.603%	12/25/35	4,500,000	4,233,991
Ser. 2006-HE1, Class 1A2 (FRN) (STEP)	0.413%	12/25/35	86,369	85,824
Bear Stearns Asset Backed Securities Trust, Ser. 2005-4, Class M1 (FRN) (STEP)	0.693%	01/25/36	2,763,820	2,699,658
Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class A2 (FRN)	0.513%	10/25/35	125,348	124,810
Citibank Omni Master Trust, Ser. 2009-A14A, Class A14 (FRN) (c)	2.943%	08/15/18	5,000,000	5,134,815
Countrywide Asset-Backed Certificates
Ser. 2004-1, Class 3A (FRN) (STEP)	0.753%	04/25/34	293,688	283,771
Ser. 2004-12, Class MV3 (FRN) (STEP)	0.853%	03/25/35	2,400,000	2,335,006
Ser. 2005-BC5, Class M1 (FRN) (STEP)	0.653%	01/25/36	2,710,000	2,532,511
DSLA Mortgage Loan Trust, Ser. 2004-AR3, Class B2 (FRN) (STEP)	1.292%	07/19/44	78,023	60,103
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF10, Class A4 (FRN) (STEP)	0.513%	11/25/35	3,656,933	3,515,103
First Franklin Mortgage Loan Trust, Ser. 2006-FF1, Class 2A3 (FRN) (STEP)	0.433%	01/25/36	910,939	872,495
GE-WMC Asset-Backed Pass-Through Certificates, Ser. 2005-2, Class A2C (FRN)	0.443%	12/25/35	4,293,927	3,557,909
GSAA Home Equity Trust
Ser. 2005-5, Class M2 (FRN) (STEP)	0.838%	02/25/35	$3,007,000	$2,920,549
Ser. 2005-MTR1, Class A3 (FRN) (STEP)	0.503%	10/25/35	2,516,000	2,440,366

	Interest Rate	Maturity Date	Principal Amount	Value
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT2, Class 2A3 (FRN) (STEP)	0.383%	01/25/36	$338,377	$327,072
Indymac Residential Asset Backed Trust, Ser. 2005-D, Class AII3 (FRN) (STEP)	0.443%	03/25/36	1,105,837	1,030,959
Long Beach Mortgage Loan Trust
Ser. 2005-3, Class 2A2 (FRN) (STEP)	0.473%	08/25/45	252,734	251,399
Ser. 2005-WL1, Class M2 (FRN) (STEP)	1.018%	06/25/35	2,038,844	1,970,257
Ser. 2006-WL1, Class 2A3 (FRN) (STEP)	0.433%	01/25/46	1,867,256	1,683,374
Morgan Stanley ABS Capital I, Inc. Trust
Ser. 2002-HE3, Class A2 (FRN) (STEP)	1.273%	03/25/33	86,940	83,236
Ser. 2005-HE6, Class A2C (FRN) (STEP)	0.513%	11/25/35	466,395	452,381
Ser. 2005-HE7, Class A2C (FRN) (STEP)	0.513%	11/25/35	2,937,976	2,845,342
Option One Mortgage Loan Trust, Ser. 2005-5, Class A3 (FRN) (STEP)	0.403%	12/25/35	1,608,925	1,580,925
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Ser. 2005-WCW2, Class M1 (FRN) (STEP)	0.693%	07/25/35	3,000,000	2,781,729
RAMP Series, Ser. 2004-RS8, Class MII1 (FRN) (STEP)	1.093%	08/25/34	2,440,579	2,251,575
Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class A4 (FRN) (STEP)	0.493%	11/25/35	1,192,630	1,172,885
Terwin Mortgage Trust, Ser. 2005-10HE, Class M2 (FRN) (STEP)	0.683%	06/25/36	4,247,000	3,454,714
Total Asset-Backed Securities (Cost $55,015,812)				58,662,502

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2013

	Interest Rate	Maturity Date	Principal Amount	Value
Mortgage-Backed Securities - Private Issuers — 0.9%
American Home Mortgage Investment Trust
Ser. 2004-1, Class 4A (FRN)	2.414%	04/25/44	$54,546	$49,570
Ser. 2004-4, Class 4A (FRN)	2.416%	02/25/45	199,727	198,226
Ser. 2005-1, Class 6A (FRN)	2.414%	06/25/45	322,699	298,496
Banc of America Commercial Mortgage, Inc.
Ser. 2004-6, Class A3	4.512%	12/10/42	61,211	61,403
Ser. 2005-3, Class A3A	4.621%	07/10/43	1,610,000	1,648,181
Ser. 2006-6, Class A2	5.309%	10/10/45	1,064,865	1,072,107
Banc of America Funding Corp., Ser. 2004-B, Class 1A2 (FRN)	2.985%	12/20/34	121,091	100,723
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2007-3, Class A2 (VRN)	5.560%	06/10/49	165,033	165,022
Bear Stearns ALT-A Trust
Ser. 2005-10, Class 11A1 (FRN) (STEP)	0.693%	01/25/36	3,361,853	1,936,663
Ser. 2006-1, Class 21A2 (FRN)	2.564%	02/25/36	1,476,202	882,437
Ser. 2006-2, Class 11A1 (FRN) (STEP)	0.633%	04/25/36	1,945,886	1,075,326
Ser. 2006-6, Class 31A1 (FRN)	2.799%	11/25/36	420,716	285,468
CHL Mortgage Pass-Through Trust, Ser. 2005-HYB9, Class 1A1 (FRN)	2.438%	02/20/36	2,970,989	2,265,224
COMM 2012-CCRE1 Mortgage Trust, Ser. 2012-CR1, Class A3	3.391%	05/15/45	1,052,000	1,030,195
COMM 2012-LC4 Mortgage Trust, Ser. 2012-LC4, Class A4	3.288%	12/10/44	1,973,000	1,925,299
Countrywide Alternative Loan Trust
Ser. 2005-56, Class 1A1 (FRN) (STEP)	0.923%	11/25/35	5,529,143	4,428,279
Ser. 2005-59, Class 1A1 (FRN) (STEP)	0.522%	11/20/35	4,791,111	3,497,214
Ser. 2006-24, Class A22	6.000%	06/25/36	2,578,043	2,197,584

	Interest Rate	Maturity Date	Principal Amount	Value
Countrywide Home Loan Mortgage Pass Through Trust, Ser. 2006-3, Class 3A1 (FRN) (STEP)	0.443%	02/25/36	$3,511,483	$2,743,062
CSMC Mortgage-Backed Trust 2007-4, Ser. 2007-4, Class 2A3	6.000%	06/25/37	1,700,709	1,504,542
Deutsche Alt A Securities, Inc., Ser. 2007-1, Class 1A3A (FRN) (STEP)	0.403%	08/25/37	479,105	373,085
Harborview Mortgage Loan Trust
Ser. 2004-7, Class 2A2 (FRN)	2.536%	11/19/34	57,413	48,559
Ser. 2005-9, Class 2A1A (FRN) (STEP)	0.532%	06/20/35	70,566	64,685
Impac CMB Trust, Ser. 2005-2, Class 1ML (FRN) (STEP)	0.838%	04/25/35	795,765	618,740
IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR27, Class 1A3 (FRN) (STEP)	0.463%	10/25/36	3,329,542	2,038,302
JP Morgan Chase Commercial Mortgage Securities Trust
Ser. 2006-LDP7, Class A3B (VRN)	5.863%	04/15/45	867,048	873,889
Ser. 2012-C6, Class A3	3.507%	05/15/45	2,000,000	1,964,514
Luminent Mortgage Trust, Ser. 2006-2, Class A1A (FRN) (STEP)	0.393%	02/25/46	2,189,758	1,535,296
MASTR Adjustable Rate Mortgages Trust, Ser. 2006-2, Class 4A1 (FRN)	2.649%	02/25/36	382,735	352,611
ML-CFC Commercial Mortgage Trust, Ser. 2007-8, Class A3 (VRN)	5.897%	08/12/49	1,500,000	1,696,170
Springleaf Mortgage Loan Trust
Ser. 2013-1A, Class M3 (VRN) (c)	3.790%	06/25/58	370,000	371,087
Ser. 2013-1A, Class M4 (VRN) (c)	4.440%	06/25/58	220,000	221,050
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-15, Class 2A1 (FRN)	2.688%	07/25/35	6,207,843	5,258,087

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2013

	Interest Rate	Maturity Date	Principal Amount	Value
Structured Asset Mortgage Investments, Inc.
Ser. 2005-AR8, Class A2 (FRN)	1.654%	02/25/36	$2,071,484	$1,693,214
Ser. 2006-AR3, Class A2 (FRN)	2.630%	02/25/36	3,016,077	1,964,422
Thornburg Mortgage Securities Trust, Ser. 2007-4, Class 3A1 (FRN)	6.092%	09/25/37	1,603,265	1,655,899
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class AMFX (VRN)	5.179%	07/15/42	2,033,000	2,165,200
Total Mortgage-Backed Securities – Private Issuers (Cost $47,262,655)				50,259,831
Mortgage-Backed Securities — US Government Agency Obligations — 0.3%
FHLMC
Pool #781697 (FRN)	2.357%	07/01/34	126,676	131,786
Ser. 2002-2530, Class QI (FRN) (IO)	6.808%	01/15/32	98,114	16,828
Ser. 2004-2763, Class KS (FRN) (IO)	6.458%	10/15/18	290,895	20,092
Ser. 2005-2922, Class SE (FRN) (IO)	6.558%	02/15/35	235,484	41,351
Ser. 2005-2934, Class HI (IO)	5.000%	02/15/20	31,935	2,936
Ser. 2005-2934, Class KI (IO)	5.000%	02/15/20	15,232	1,358
Ser. 2005-2965, Class SA (FRN) (IO)	5.858%	05/15/32	560,944	86,815
Ser. 2005-2967, Class JI (IO)	5.000%	04/15/20	16,890	1,549
Ser. 2005-2980, Class SL (FRN) (IO)	6.508%	11/15/34	303,912	61,107
Ser. 2005-2981, Class SU (FRN) (IO)	7.608%	05/15/30	254,743	52,544
Ser. 2005-3031, Class BI (FRN) (IO)	6.497%	08/15/35	681,178	136,516
Ser. 2005-3065, Class DI (FRN) (IO)	6.428%	04/15/35	607,725	126,965
Ser. 2006-3114, Class GI (FRN) (IO)	6.408%	02/15/36	1,171,611	227,078
Ser. 2007-3308, Class S (FRN) (IO)	7.008%	03/15/32	576,660	115,566
Ser. 2008-3424, Class XI (FRN) (IO)	6.378%	05/15/36	409,144	58,744
Ser. 2008-3489, Class SD (FRN) (IO)	7.608%	06/15/32	292,691	53,828
Ser. 2010-3685, Class EI (IO)	5.000%	03/15/19	455,204	29,765

	Interest Rate	Maturity Date	Principal Amount	Value
Ser. 2010-3731, Class IO (IO)	5.000%	07/15/19	$224,540	$14,942
Ser. 2011-3882, Class AI (IO)	5.000%	06/15/26	1,354,335	104,579
Ser. 2012-3995, Class KI (IO)	3.500%	02/15/27	6,210,492	769,655
FHLMC Strip
Ser. 2004-227, Class IO (IO)	5.000%	12/01/34	107,368	15,630
Ser. 2005-233, Class 5 (IO)	4.500%	09/15/35	20,492	2,819
FNMA
Pool #685563 (FRN)	2.698%	01/01/33	191,544	203,265
Pool #806765 (FRN) (IO)	2.061%	11/01/34	172,577	181,454
Pool #834928 (FRN) (IO)	2.065%	07/01/35	1,610,709	1,707,079
Pool #841068 (FRN)	2.492%	11/01/34	771,537	830,504
Pool #847637 (FRN)	3.076%	01/01/34	113,478	119,991
Ser. 2004-31, Class SG (FRN) (IO)	6.907%	08/25/33	217,373	27,511
Ser. 2004-49, Class SQ (FRN) (IO)	6.857%	07/25/34	188,321	30,213
Ser. 2004-51, Class SX (FRN) (IO)	6.927%	07/25/34	284,362	48,526
Ser. 2004-64, Class SW (FRN) (IO)	6.857%	08/25/34	811,460	140,164
Ser. 2004-66, Class SE (FRN) (IO)	6.307%	09/25/34	583,076	106,452
Ser. 2005-12, Class SC (FRN) (IO)	6.557%	03/25/35	535,689	103,305
Ser. 2005-45, Class SR (FRN) (IO)	6.527%	06/25/35	520,066	88,085
Ser. 2005-65, Class KI (FRN) (IO)	6.807%	08/25/35	1,622,316	292,094
Ser. 2005-89, Class S (FRN) (IO)	6.507%	10/25/35	3,447,644	615,355
Ser. 2006-3, Class SA (FRN) (IO)	5.957%	03/25/36	313,584	57,563
Ser. 2007-75, Class JI (FRN) (IO)	6.352%	08/25/37	885,404	137,802
Ser. 2007-85, Class SI (FRN) (IO)	6.267%	09/25/37	322,762	49,089
Ser. 2008-86, Class IO (IO)	4.500%	03/25/23	384,736	27,496
Ser. 2008-87, Class AS (FRN) (IO)	7.457%	07/25/33	1,359,102	228,780
Ser. 2010 Pool #AE5528	6.000%	11/01/22	1,249,544	1,359,234
Ser. 2010 Pool #AE5529	7.000%	11/01/22	775,675	854,977
Ser. 2010-37, Class GI (IO)	5.000%	04/25/25	1,010,278	60,774

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2013

	Interest Rate	Maturity Date	Principal Amount	Value
Ser. 2010-65, Class IO (IO)	5.000%	09/25/20	$521,424	$44,001
Ser. 2010-68, Class SJ (FRN) (IO)	6.357%	07/25/40	293,156	49,726
Ser. 2010-105, Class IO (IO)	5.000%	08/25/20	233,304	20,348
Ser. 2010-121, Class IO (IO)	5.000%	10/25/25	1,113,420	81,784
Ser. 2011-69, Class AI (IO)	5.000%	05/25/18	3,487,826	222,130
Ser. 2011-88, Class WI (IO)	3.500%	09/25/26	728,346	93,553
Ser. 2011-124, Class IC (IO)	3.500%	09/25/21	1,974,745	172,627
Ser. 2012-126, Class SJ (FRN) (IO)	4.807%	11/25/42	2,743,662	532,236
FNMA Strip, Ser. 2005-365, Class 4 (IO)	5.000%	04/01/36	18,362	2,730
GNMA
Ser. 2003-11, Class S (FRN) (IO)	6.358%	02/16/33	835,070	121,603
Ser. 2011-94, Class IS (FRN) (IO)	6.508%	06/16/36	467,196	100,843
Ser. 2011-135, Class QI (IO)	4.500%	06/16/41	618,662	105,926
Ser. 2011-157, Class SG (FRN) (IO)	6.408%	12/20/41	2,818,415	739,382
Ser. 2011-167, Class IO (IO)	5.000%	12/16/20	3,090,485	241,669
Ser. 2012-34, Class KS (FRN) (IO)	5.858%	03/16/42	1,413,139	324,710
Ser. 2012-69, Class QI (IO)	4.000%	03/16/41	1,211,760	217,814
Ser. 2012-101, Class AI (IO)	3.500%	08/20/27	784,969	126,649
Ser. 2012-103, Class IB (IO)	3.500%	04/20/40	837,779	134,939
Total Mortgage-Backed Securities — US Government Agency Obligations (Cost $12,434,282)				12,674,836
US Treasury Bonds/Notes — 14.0%
US Treasury Inflation Indexed Bond (g)	2.375%	01/15/25	28,620,680	34,094,385
US Treasury Inflation Indexed Bond	1.750%	01/15/28	87,800,057	98,369,546
US Treasury Inflation Indexed Bond (g)	2.500%	01/15/29	17,567,720	21,668,693
US Treasury Inflation Indexed Bond (g)	3.375%	04/15/32	11,017,773	15,475,663
US Treasury Inflation Indexed Bond	2.125%	02/15/40	96,828,201	117,676,474
US Treasury Inflation Indexed Bond	0.750%	02/15/42	5,166,132	4,547,808

	Interest Rate	Maturity Date	Principal Amount	Value
US Treasury Inflation Indexed Note (h) (i)	1.250%	04/15/14	$15,382,920	$15,593,235
US Treasury Inflation Indexed Note (g)	0.500%	04/15/15	17,061,177	17,486,376
US Treasury Inflation Indexed Note (g)	0.125%	04/15/16	15,802,500	16,208,671
US Treasury Inflation Indexed Note	2.625%	07/15/17	4,487,960	5,091,380
US Treasury Inflation Indexed Note	1.625%	01/15/18	71,705,354	78,489,326
US Treasury Inflation Indexed Note (g) (i)	1.375%	07/15/18	79,691,543	87,038,147
US Treasury Inflation Indexed Note (g)	2.125%	01/15/19	34,333,953	38,826,860
US Treasury Inflation Indexed Note (i)	1.250%	07/15/20	1,919,304	2,084,844
US Treasury Inflation Indexed Note	1.125%	01/15/21	4,252,080	4,547,400
US Treasury Inflation Indexed Note	0.625%	07/15/21	17,023,875	17,569,167
US Treasury Inflation Indexed Note	0.125%	07/15/22	183,997,754	179,843,453
Total US Treasury Bonds/Notes (Cost $817,395,019)				754,611,428

	Number of Shares	Value
Acquired Funds — 16.5%
Exchange-Traded Funds (ETFs) — 0.9%
Vanguard FTSE All-World ex-US ETF	100,000	$4,422,000
Vanguard FTSE Emerging Markets ETF	1,149,000	44,558,220
		48,980,220
Mutual Funds — 0.9%
PIMCO Commodity RealReturn Strategy Fund	8,208,876	45,395,083
Private Investment Funds (j) — 14.7%
Azentus Global Opportunities Fund, LP (a) (b) (d) (k)		40,910,436
Canyon Value Realization Fund, LP (a) (b) (d) (k)		66,142,498
Convexity Capital Offshore, LP (a) (b) (d) (k)		95,455,646
Farallon Capital Institutional Partners, LP (a) (b) (d) (k)		164,642,733
Joho Partners, LP (a) (b) (d) (k)		119,591,336
Lansdowne Developed Markets Fund Ltd. (a) (b) (d) (k)	304,073	143,249,694
Lone Cascade, LP, Class J (a) (b) (d) (k)		23,944,625
Lone Picea, LP, Class E (a) (b) (d) (k)		2,961,274
Lone Picea, LP, Class F (a) (b) (d) (k)		1,815,978
Lone Redwood, LP (a) (b) (d) (k)		13,245,119
Nomad Investment Partnership LP, Class A (a) (b) (d) (k)		32,879,726
Nomad Investment Partnership LP, Class R (a) (b) (d) (k)		15,331,472

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2013

	Number of Shares	Value
OZ Domestic Partners, LP (a) (b) (d) (k)		$1,559,399
QVT Onshore LP (a) (b) (d) (k)		70,647,808
		792,377,744
Total Acquired Funds (Cost $671,936,528)		886,753,047
Publicly Traded Limited Partnerships — 0.0%
Williams Partners LP (Cost $35,595)	700	36,120
Preferred Stocks — 0.1%
Petroleo Brasileiro SA, 2.150%, (Brazil)	265,400	1,924,473
Vale SA, 7.810%, (Brazil)	227,800	2,761,552
Volkswagen AG, 2.270%, (Germany)	4,724	953,711
Total Preferred Stocks (Cost $9,283,363)		5,639,736

	Number of Contracts	Value
Purchased Option Contracts — 0.0%
Call — 0.0%
National Grid, Strike Price $740.00, Expiring 08/16/13 (United Kingdom) (b) (Cost $108,451)	365,300	118,066
Puts — 0.0%
Crown Holdings, Inc., Strike Price $39.00, Expiring 08/16/13 (United States) (b)	54,795	21,918
DAX Index, Strike Price $7,700.00, Expiring 07/19/13 (Germany) (b)	75	5,418
FTSE 100 Index, Strike Price $6,150.00, Expiring 07/19/13 (United Kingdom) (b)	802	85,386
Teliasonera Ab, Strike Price $42.00, Expiring 08/16/13 (Sweden) (b)	547,950	32,684
Verizon Communications, Strike Price $55.00, Expiring 07/19/13 (United States) (b)	104,490	459,756
Total Puts (Cost $561,731)		605,162
Total Purchased Option Contracts (Cost $670,182)		723,228
Rights — 0.0%
Acerinox SA (Spain), Expiring 07/02/13 (a)	46,237	23,713
First Pacific Co. Ltd, Expiring 07/03/13 (Hong Kong) (a)	63,500	1,369
Repsol SA, Expiring 07/12/13 (Spain) (a)	98,827	55,057
Total Rights (Cost $85,181)		80,139
Warrants — 0.0%
Global Yellow Pages Ltd., Expiring 09/10/14 (Singapore) (a) (Cost $0)	146,000	576

	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Investments — 25.0%
Repurchase Agreements Used for Breakeven Inflation Strategies — 8.3%
Barclays Bank plc issued on 06/25/2013 (proceeds at maturity $238,998,663) (collateralized by US Treasury Bonds, due 11/15/27 through 02/15/41 with a total principal value of $179,500,000 and a total market value of $234,312,375)
	0.010%	07/02/13	$238,998,649	$238,998,649
JPMorgan Securities, Inc. issued on 06/25/13 (proceeds at maturity $170,172,418) (collateralized by a US Treasury Note, due 08/15/22 with a total principal value of $179,600,000 and a total market value of $168,486,172)
	0.050%	07/01/13	170,171,000	170,171,000
JPMorgan Securities, Inc. issued on 06/25/2013 (proceeds at maturity $38,943,070) (collateralized by a US Treasury Note, due 01/31/18 with a total principal value of $36,100,000 and a total market value of $38,557,291)
	0.030%	07/01/13	38,942,875	38,942,875
Total Repurchase Agreements Used for Breakeven Inflation Strategies
(Cost $448,112,524)				448,112,524
Repurchase Agreement Used for Cash Management Purposes — 5.1%
State Street Bank & Trust Co. issued on 06/28/2013 (proceeds at maturity $274,643,276) (collateralized by US Treasury Notes, due 02/28/17 through 05/31/17 with a total principal value of $280,900,000 and a total market value of $280,176,589)
(Cost $274,643,047)	0.010%	07/01/13	274,643,047	274,643,047
US Treasury Bills — 11.6%
US Treasury Bill (l)		08/01/13	10,000,000	9,999,079
US Treasury Bill (l)		08/08/13	40,000,000	39,998,311
US Treasury Bill (l)		08/15/13	120,000,000	119,982,325
US Treasury Bill (l)		08/22/13	40,000,000	39,992,518
US Treasury Bill (l) (i)		09/19/13	150,000,000	149,988,300
US Treasury Bill (l)		09/26/13	40,000,000	39,996,600
US Treasury Bill (l)		10/17/13	20,000,000	19,996,840
US Treasury Bill (l)		10/24/13	50,000,000	49,991,600
US Treasury Bill (l)		11/07/13	65,000,000	64,988,365
US Treasury Bill (l)		11/21/13	40,000,000	39,989,280
US Treasury Bill (l)		12/05/13	50,000,000	49,984,750
Total US Treasury Bills (Cost $624,860,087)				624,907,968

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2013

Value
Total Short-Term Investments (Cost $1,347,615,658)	$1,347,663,539
Total Investments — 108.0% (Cost $5,357,402,383)	5,811,967,629
Liabilities in Excess of Other Assets — (8.0)%	(429,622,365)
Net Assets — 100.0%	$5,382,345,264

	Number of Shares	Value
Securities Sold Short — (12.0)%
Common Stocks — (2.2)%
US Common Stocks — (1.0)%
Real Estate Investment Trusts (REITs) — (1.0)%
Aviv REIT, Inc.	(223,999)	$(5,664,935)
Cedar Realty Trust, Inc.	(559,200)	(2,896,656)
Excel Trust, Inc.	(206,420)	(2,644,240)
Healthcare Trust of America, Inc.	(128,523)	(1,443,313)
Medical Properties Trust, Inc.	(291,600)	(4,175,712)
National Health Investors, Inc.	(29,347)	(1,756,711)
OMEGA Healthcare Investors, Inc.	(240,500)	(7,460,310)
Realty Income Corp.	(118,900)	(4,984,288)
Regency Centers Corp.	(89,900)	(4,567,819)
Rouse Properties, Inc.	(243,879)	(4,784,906)
Sabra Health Care REIT, Inc.	(358,250)	(9,353,908)
Summit Hotel Properties, Inc.	(59,373)	(561,075)
		(50,293,873)
Real Estate Management & Development — 0.0%
Guangzhou R&F Properties Co. Ltd.	(925,900)	(1,321,766)
Total US Common Stocks (Proceeds $47,756,336)		(51,615,639)
Foreign Common Stocks — (1.2)%
Canada — (0.5)%
Canadian Tire Corp. Ltd.	(143,500)	(10,803,775)
First National Financial Corp.	(72,208)	(1,087,548)
Home Capital Group, Inc.	(202,900)	(10,713,166)
RioCan Real Estate Investment Trust – REIT	(70,900)	(1,703,569)
		(24,308,058)
China — 0.0%
Shimao Property Holdings Ltd.	(765,400)	(1,505,701)
Hong Kong — (0.3)%
Great Eagle Holdings Ltd.	(152,700)	(580,552)
Link (The) – REIT	(1,422,100)	(6,951,473)
New World Development Ltd.	(4,754,200)	(6,537,181)
		(14,069,206)
Japan — (0.1)%
Hulic Co. Ltd.	(133,500)	(1,432,184)
United Urban Investment Corp. – REIT	(1,837)	(2,470,958)
		(3,903,142)
Mexico — (0.1)%
Fibra Uno Administracion SA de CV – REIT	(1,888,100)	(6,340,077)
Singapore — (0.1)%
Ascendas Real Estate Investment Trust – REIT	(2,472,200)	(4,349,124)
CDL Hospitality Trusts – REIT	(2,563,400)	(3,437,850)
		(7,786,974)

	Number of Shares	Value
United Kingdom — (0.1)%
Barratt Developments plc (a)	(278,800)	$(1,306,039)
Capital & Counties Properties plc	(795,600)	(3,968,736)
Persimmon plc	(137,300)	(2,476,930)
		(7,751,705)
Total Foreign Common Stocks (Proceeds $66,168,509)		(65,664,863)

	Interest Rate	Maturity Date	Principal Amount	Value
US Treasury Bonds/Notes — (9.8)%
US Treasury Bond (h)	6.125%	11/15/27	$(89,100,000)	$(122,261,951)
US Treasury Bond (h)	4.750%	02/15/41	(93,500,000)	(116,202,922)
US Treasury Note (h)	2.625%	01/31/18	(36,100,000)	(38,311,125)
US Treasury Note (h)	4.000%	08/15/18	(70,960,000)	(80,123,845)
US Treasury Note (h)	1.625%	08/15/22	(182,650,000)	(171,362,778)
Total US Treasury Bonds/Notes (Proceeds $553,090,991)				(528,262,621)

	Number of Shares	Value
Rights — 0.0%
New Hotel (Hong Kong) (d)	(31,967)	—
Total Securities Sold Short (Proceeds $667,015,836)		$(645,543,123)

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2013

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/(Proceeds)	Notional Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
	Interest Rate-Related
19	September 2013 10-Year US Treasury Note	$2,459,939	$2,404,688	$(55,251)
18	September 2013 30-Year US Treasury Bond	2,522,709	2,445,188	(77,521)
				(132,772)
	Foreign Currency-Related
248	September 2013 British Pound	24,219,898	23,566,200	(653,698)
324	September 2013 Canadian Dollar	31,697,638	30,792,960	(904,678)
219	September 2013 Swiss Franc	29,581,055	29,028,450	(552,605)
				(2,110,981)
	Equity-Related
69	September 2013 S&P TSE 60 Index	9,156,037	9,090,653	(65,384)
				(2,309,137)
	Short Financial Futures Contracts
	Interest Rate-Related
(11)	September 2013 5-Year Interest Rate Swap	(1,094,205)	(1,076,625)	17,580
(25)	September 2013 30-Year US Treasury Bond	(3,500,852)	(3,396,094)	104,758
(47)	September 2013 10-Year Interest Rate Swap	(4,641,977)	(4,473,078)	168,899
(48)	September 2013 90-Day Eurodollar	(11,816,980)	(11,962,200)	(145,220)
(141)	September 2013 Ultra Long US Treasury Bond	(21,513,164)	(20,771,063)	742,101
(325)	September 2013 5-Year US Treasury Note	(39,847,431)	(39,340,234)	507,197
(44)	December 2013 90-Day Eurodollar	(10,809,103)	(10,958,750)	(149,647)
(16)	March 2014 90-Day Eurodollar	(3,961,785)	(3,982,800)	(21,015)
(15)	June 2014 90-Day Eurodollar	(3,734,588)	(3,731,625)	2,963
(13)	September 2014 90-Day Eurodollar	(3,162,718)	(3,231,638)	(68,920)
(2)	December 2014 90-Day Eurodollar	(490,170)	(496,625)	(6,455)
(7)	June 2015 90-Day Eurodollar	(1,707,983)	(1,732,238)	(24,255)
				1,127,986
	Foreign Currency-Related
(696)	September 2013 Japanese Yen	(89,902,018)	(87,756,900)	2,145,118
	Equity-Related
(762)	September 2013 Dow Jones EURO STOXX 50 Index	(26,669,246)	(25,768,442)	900,804
(1,935)	September 2013 S&P 500 e-Mini Index	(155,466,452)	(154,732,275)	734,177
				1,634,981
				$2,598,948

Forward Currency Contracts

Contract Settlement Date		Contract Amount		Unrealized Appreciation/ (Depreciation)
	Counterparty	Receive	Deliver
07/10/2013	State Street Bank and Trust Co.	USD 213,732	CHF 200,000	$1,973
07/10/2013	State Street Bank and Trust Co.	USD 21,758,385	EUR 16,500,000	280,289
07/10/2013	State Street Bank and Trust Co.	USD 1,563,000	GBP 1,000,000	42,157
07/10/2013	State Street Bank and Trust Co.	USD 38,652	HKD 300,000	(29)
07/10/2013	State Street Bank and Trust Co.	USD 1,299,692	NOK 7,500,000	65,425
07/10/2013	State Street Bank and Trust Co.	USD 3,290,627	SEK 21,500,000	85,363
07/31/2013	State Street Bank and Trust Co.	AUD 793,500	USD 724,151	(37,220)
07/31/2013	State Street Bank and Trust Co.	USD 8,107,169	AUD 7,937,000	863,833
				$1,301,791

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2013

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)
Total Return Swap Contracts
Long Total Return Swap Contracts
07/29/2013	Merrill Lynch	1 Month LIBOR plus a specified spread	BR Malls Participacoes SA (b)	USD	$1,391,700	$(33,683)
07/29/2013	Merrill Lynch	1 Month LIBOR plus a specified spread	Brookfield Incorporacoes SA (b)	USD	356,763	—
07/29/2013	Merrill Lynch	1 Month LIBOR plus a specified spread	Brookfield Incorporacoes SA (b)	USD	1,047,438	—
07/29/2013	Merrill Lynch	1 Month LIBOR plus a specified spread	Pdg Realty SA (b)	USD	1,018,373	(78,602)
07/29/2013	Merrill Lynch	1 Month LIBOR plus a specified spread	Pdg Realty SA (b)	USD	2,976,907	—
08/30/2013	Barclays Bank plc	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets (d)	USD	17,010,207	(1,683,680)
01/09/2014	Morgan Stanley & Co. International plc	Average of SONIA plus specified spread	Anglo American plc	GBP	2,187,446	(66,890)
01/09/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	ASM International NV	EUR	4,569,811	(228,298)
01/09/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	D.E Master Blenders 1753 NV	EUR	2,860,743	42,406
01/09/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	Grifols SA	EUR	1,213,714	34,212
01/09/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	Kabel Deutschland Holding AG	EUR	7,170,012	696,535
01/09/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	Koninklijke KPN NV	EUR	1,499,744	(30,739)
01/09/2014	Morgan Stanley & Co. International plc	Average of SONIA plus specified spread	National Grid plc	GBP	1,790,383	22,613
01/14/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Elan Corporation plc	USD	3,894,095	192,143
01/19/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	Koninklijke KPN NV	EUR	20,215	10,230
02/11/2014	JPMorgan Chase & Co.	3 Month LIBOR plus a specified spread	MSCI AC World Daily TR Net Ex US (b) (d)	USD	50,877,561	(2,962,843)
02/19/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	TUI AG	EUR	3,208,159	333,492
02/21/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Grifols SA ADR	USD	1,540,141	59,390
02/21/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Ryanair Holdings plc – SPADR	USD	2,157,125	163,984
02/21/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Sterlite Industries (India), Ltd.	USD	84,863	(21,266)
02/21/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Verizon Communications Inc.	USD	5,102,649	152,465
04/01/2014	Goldman Sachs International	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets (d)	USD	70,643,138	3,102,135
06/24/2014	Goldman Sachs International	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets (d)	USD	50,000,000	2,351,178
09/16/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Sterlite Industries (India), Ltd.	USD	2,829,423	(660,027)
02/19/2015	Morgan Stanley & Co. International plc	Average of SONIA plus specified spread	Anglo American Platinum Ltd.	GBP	679,848	(42,334)
10/11/2017	UBS AG	1 Month LIBOR plus specified spread	Afferro Mining Inc.	GBP	317,591	6,221

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2013

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	AP Moeller	USD	$1,131,433	$(16,910)
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Banco Popular Espanol SA	EUR	998,107	(31,032)
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Caixabank SA	EUR	1,056,511	(29,411)
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	D.E Master Blenders 1753 NV	EUR	1,147,600	20,330
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Enel SpA	EUR	3,936,134	(234,748)
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Firstgroup plc	GBP	2,806,273	63,750
10/11/2017	UBS AG	1 month LIBOR plus a specified spread	G4S plc	GBP	3,782,194	(190,151)
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	GDF Suez SA	EUR	3,096,465	(10,164)
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Imperial Tobacco Group plc	GBP	3,837,947	(19,180)
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	MAN SE	EUR	8,132,168	(131,505)
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Mediobanca Banca di Credito Finanziario SpA	EUR	1,341,469	(259,889)
10/11/2017	UBS AG	1 Month STIBOR plus specified spread	Tele2 AB	SEK	4,588,865	49,205
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Volkswagen AG - Preferred Shares	EUR	4,818,251	143,461
						712,398
Short Total Return Swap Contracts
07/03/2013	Merrill Lynch	Brasil Brokers Participacoes SA	1 Month LIBOR plus a specified spread (b)	USD	(3,543,451)	171,899
07/10/2013	Merrill Lynch	Brasil Brokers Participacoes SA	1 Month LIBOR plus a specified spread (b)	USD	(233,987)	10,123
07/11/2013	Merrill Lynch	Brasil Brokers Participacoes SA	1 Month LIBOR plus a specified spread (b)	USD	(432,262)	12,915
01/09/2014	Morgan Stanley & Co. International plc	Antofagasta plc	Average of SONIA plus specified spread	GBP	(363,601)	16,969
01/09/2014	Morgan Stanley & Co. International plc	Elan Corporation plc	Average of Federal Funds Effective Rate plus specified spread	USD	(3,861,595)	(271,641)
01/09/2014	Morgan Stanley & Co. International plc	Glencore Xstrata plc	Average of SONIA plus specified spread	GBP	(578,009)	27,341
01/09/2014	Morgan Stanley & Co. International plc	Grifols SA	Average of EONIA plus specified spread	EUR	(1,379,832)	32,130
01/09/2014	Morgan Stanley & Co. International plc	Market Vectors Oil Services ETF	Average of Federal Funds Effective Rate plus specified spread	USD	(438,824)	22,331
01/09/2014	Morgan Stanley & Co. International plc	SPDR S&P Oil & Gas Exploration & Production ETF	Average of Federal Funds Effective Rate plus specified spread	USD	(698,759)	37,574
01/14/2014	Morgan Stanley & Co. International plc	ASM Pacific Technology Ltd.	Average of EONIA plus specified spread	EUR	(1,832,767)	325,350
01/14/2014	Morgan Stanley & Co. International plc	Grifols SA	Average of Federal Funds Effective Rate plus specified spread	USD	(1,344,257)	4,912
01/14/2014	Morgan Stanley & Co. International plc	Ryanair Holdings plc	Average of Federal Funds Effective Rate plus specified spread	USD	(2,253,509)	27,367
01/14/2014	Morgan Stanley & Co. International plc	Vedanta Resources plc	Average of Federal Funds Effective Rate plus specified spread	USD	(2,616,661)	496,346
02/19/2014	Morgan Stanley & Co. International plc	Mediaset Espana Communicacionsa SA	Average of EONIA plus specified spread	EUR	(1,923,521)	(166,400)

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2013

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)
02/19/2014	Morgan Stanley & Co. International plc	Red Electrica Corporacion SA	Average of EONIA plus specified spread	EUR	$(3,581,348)	$6,556
02/20/2014	Morgan Stanley & Co. International plc	Tui Travel plc	Average of EONIA plus specified spread	EUR	(3,038,213)	(218,796)
02/19/2015	Morgan Stanley & Co. International plc	Kumba Iron Ore Ltd.	Average of SONIA plus specified spread	GBP	(616,321)	(25,352)
04/16/2015	Morgan Stanley & Co. International plc	Lam Research Corp.	Average of EONIA plus specified spread	EUR	(1,244,696)	(56,567)
04/29/2015	Morgan Stanley & Co. International plc	Telenor ASA	1 Month NIBOR plus specified spread	NOK	(1,150,651)	(3,883)
05/21/2015	Morgan Stanley & Co. International plc	Lonmin plc	Average of SONIA plus specified spread	GBP	(1,187,189)	82,637
10/11/2017	UBS AG	ASM Pacific Technology Ltd.	1 Month LIBID plus a specified spread	EUR	(536,840)	(42,687)
10/11/2017	UBS AG	Assicurazioni Generali SpA	1 Month LIBID plus a specified spread	EUR	(959,164)	55,218
10/11/2017	UBS AG	Banco Santander SA	3 Month LIBID plus a specified spread	EUR	(518,968)	10,479
10/11/2017	UBS AG	Bankinter SA	3 Month LIBID plus a specified spread	EUR	(1,418,649)	(7,765)
10/11/2017	UBS AG	Danske Bank	1 Month Federal Funds Effective Rate plus specified spread	USD	(208,380)	10,262
10/11/2017	UBS AG	Electricite de France SA	1 Month LIBID plus a specified spread	EUR	(3,020,492)	(46,722)
10/11/2017	UBS AG	Go-Ahead Group plc	1 Month LIBID plus a specified spread	GBP	(97,751)	(2,541)
10/11/2017	UBS AG	Hamburger Hafen und Logistik AG	1 Month Federal Funds Effective Rate plus specified spread	USD	(73,237)	10,251
10/11/2017	UBS AG	Iberdola SA	1 Month LIBID plus a specified spread	EUR	(3,919,173)	81,522
10/11/2017	UBS AG	Imperial Tobacco Group plc	1 Month LIBID plus a specified spread	GBP	(3,993,233)	153,877
10/11/2017	UBS AG	Intesa Sanpaolo SpA	1 Month LIBID plus a specified spread	EUR	(379,861)	45,308
10/11/2017	UBS AG	National Express Group plc	1 Month LIBID plus a specified spread	GBP	(633,132)	(23,262)
10/11/2017	UBS AG	Securitas AB	1 Month STIBID plus a specified spread	SEK	(809,779)	51,462
10/11/2017	UBS AG	SPDR S&P Oil & Gas Exploration & Production ETF	1 Month Federal Funds Effective Rate plus specified spread	USD	(2,402,304)	(144,846)
10/11/2017	UBS AG	Stagecoach Group plc	1 Month LIBID plus a specified spread	GBP	(324,698)	(18,048)
10/11/2017	UBS AG	TeliaSonera AB	1 Month STIBID plus a specified spread	SEK	(765,335)	7,312
10/11/2017	UBS AG	Volkswagen AG	1 Month LIBID plus a specified spread	EUR	(5,070,225)	363,032
10/11/2017	UBS AG	Volvo AB	1 Month LIBID plus a specified spread	SEK	(1,796,326)	98,602
10/12/2017	UBS AG	Hutchison Port Holdings Trust	1 Month Federal Funds Effective Rate plus specified spread	USD	(49,325)	5,464
10/12/2017	UBS AG	Orient Overseas (International) Ltd.	1 Month Federal Funds Effective Rate plus specified spread	USD	(128,972)	(6,106)
						$1,132,623
						$1,845,021

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2013

ADR	American Depositary Receipt
ASE	American Stock Exchange
AUD	Australian Dollar
BATS	Better Alternative Trading System
CHF	Swiss franc
DAX	Deutscher Aktien Index
EONIA	Euro OverNight Index Average
EUR	Euro
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note. Rate disclosed represents the effective rate as of June 30, 2013.
FTSE	Financial Times Stock Exchange
GBP	British pound
GDR	Global Depositary Receipt
GNMA	Ginnie Mae
HKD	Hong Kong Dollar
IO	Interest-Only Security
JSE	Johannesburg Stock Exchange
LIBID	London Interbank Bid Rate
LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
MTF	Multilateral Trading Facility
NIBOR	Norwegian Interbank Offered Rate
NOK	Norwegian Krona
NYSE	New York Stock Exchange
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SCA	Sociedad en Comandita por Acciónes
SDR	Swedish Depositary Receipts
SEHK	Stock Exchange of Hong Kong
SEK	Swedish Krona
SONIA	Sterling OverNight Interbank Average Rate
SPADR	Sponsored ADR
SPGDR	Sponsored GDR
STEP	A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
STIBID	Stockholm Interbank Bid Rate
STIBOR	Stockholm Interbank Offered Rate
TSE	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
USD	US Dollar
VRN	Variable Rate Note. Rate disclosed represents the effective rate as of June 30, 2013.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)
*	Approximately 25% of the fund's total investments are maintained to cover “senior securities transactions” which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's “senior securities” holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Illiquid Security. An illiquid security is a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the fund has valued such security for the purposes of calculating the fund's net asset value.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $793,245,314, which represents 14.7% of the fund's net assets.
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.
(f)	Security in default.

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*	June 30, 2013

(g)	Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Note 7 to the Notes to Financial Statements.
(h)	Security or a portion thereof is held as collateral by the counterparty for repurchase agreements. See Note 7 to the Notes to Financial Statements.
(i)	Security or a portion thereof is held as initial margin for financial futures contracts.
(j)	Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2013. These positions are therefore grouped into their own industry classification.
(k)	Restricted Securities. The following restricted securities were held by the fund as of June 30, 2013, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of directors. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Azentus Global Opportunities Fund, LP	Long-Short Asia	04/01/11	$40,000,000	$40,910,436
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 – 04/03/06	23,797,936	66,142,498
Convexity Capital Offshore, LP	Multi-Strategy	02/16/06 – 04/01/13	72,000,000	95,455,646
Farallon Capital Institutional Partners, LP	Multi-Strategy	04/01/95 – 01/04/10	117,746,138	164,642,733
Joho Partners, LP	Long-Short Asia	01/03/07 – 04/01/13	101,000,000	119,591,336
Lansdowne Developed Markets Fund Ltd.	Long-Short Global	06/01/06 – 04/01/13	106,000,000	143,249,694
Lone Cascade, LP, Class J	Global Equity	01/03/12	17,456,184	23,944,625
Lone Picea, LP, Class E	Long-Short Global	01/02/09	2,418,349	2,961,274
Lone Picea, LP, Class F	Long-Short Global	01/03/05	1,330,559	1,815,978
Lone Redwood, LP	Long-Short Global	12/29/98	2,642,691	13,245,119
Nomad Investment Partnership LP, Class A	Global Equity	10/02/06	14,000,000	32,879,726
Nomad Investment Partnership LP, Class R	Global Equity	02/01/08	8,000,000	15,331,472
OZ Domestic Partners, LP	Multi-Strategy	09/30/03	782,078	1,559,399
QVT Onshore LP	Multi-Strategy	03/01/12	59,961,981	70,647,808
Total (14.7% of Net Assets)				$792,377,744
(l)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

Summary Schedule of Investments

Foreign Common Stocks	25.9%
Short-Term Investments	25.0%
US Common Stocks	24.2%
Private Investment Funds	14.7%
US Treasury Bonds/Notes	14.0%
Mortgage-Backed Securities	1.2%
Asset-Backed Securities	1.1%
Exchange-Traded Funds	0.9%
Mutual Funds	0.9%
Preferred Stocks	0.1%
Corporate Bonds	0.0%
Limited Partnerships	0.0%
Purchased Option Contracts	0.0%
Rights	0.0%
Warrants	0.0%
Total Investments	108.0%
Securities Sold Short	(12.0)%
Other Assets in Excess of Liabilities	4.0%
Net Assets	100.0%

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Assets and Liabilities (unaudited)

June 30, 2013
Assets
Investments in securities, at value (cost: $4,634,646,812)	$5,089,212,058
Repurchase agreements (cost: $722,755,571)	722,755,571
Total investments (cost: $5,357,402,383)	5,811,967,629
Deposits with brokers for securities sold short	165,358,499
Deposits with brokers for collateral	24,740,297
Cash	15,458
Cash denominated in foreign currencies (cost: $51,388,814)	51,094,758
Total Cash	51,110,216
Swap contracts, at value	9,610,989
Due from broker for futures variation margin	1,420,920
Unrealized appreciation on forward currency contracts	1,339,040
Receivables:
Investment securities sold	178,688,789
Interest	4,047,078
Dividends and tax reclaims	4,242,808
Capital stock sold	100,000
Closed swap contracts	44,752
Total Assets	6,252,671,017
Liabilities
Securities sold short, at value (proceeds: $667,015,836)	645,543,123
Reverse repurchase agreements (Note 7)	60,145,238
Foreign currencies sold short, at value (proceeds $48,505,187)	48,617,250
Swap contracts, at value	7,765,968
Unrealized depreciation on forward currency contracts	37,249
Payables:
Investment securities purchased	59,100,956
Capital stock redeemed	31,070,000
Money manager fees	5,432,685
Dividends and interest on securities sold short	5,399,126
Distributions	3,372,969
Accrued expenses and other liabilities	1,563,313
Closed swap contracts	1,362,000
Investment advisory fees	915,876
Total Liabilities	870,325,753
Net Assets	$5,382,345,264
Shares Outstanding (100,000,000 authorized shares, par value $0.001)	326,820,163
Net Asset Value Per Share	$16.47
Net Assets Consist of:
Capital stock	$4,765,004,897
Distributions in excess of net investment income	(104,868,194)
Accumulated net realized gain on investments	241,389,591
Net unrealized appreciation on investments and foreign currencies	480,818,970
$5,382,345,264

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Operations (unaudited)

Six Months Ended June 30, 2013
Investment Income
Dividends (net of foreign withholding taxes of $1,976,318)	$32,046,846
Interest	8,296,864
Total Investment Income	40,343,710
Expenses
Money manager fees	14,103,674
Investment advisory fees	5,440,109
Dividends and interest on securities sold short	9,839,078
Fund administration fees	2,525,740
Administrative fees	527,318
Professional fees	245,978
Chief compliance officer fees	82,926
Interest (Note 7)	47,573
Miscellaneous fees and other	200,597
Total Expenses	33,012,993
Net Investment Income	7,330,717
Net Realized Gain (Loss) from:
Investments (net of foreign withholding taxes on capital gains of $652,082)	261,122,115
Securities sold short	2,446,881
Swap contracts	(8,760,778)
Financial futures contracts	20,282,742
Forward currency contracts and foreign currency-related transactions	(2,881,638)
Options written	344,288
Net Realized Gain	272,553,610
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(50,177,079)
Net Realized and Unrealized Gain on Investments and Foreign Currencies	222,376,531
Net Increase in Net Assets Resulting from Operations	$229,707,248

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets From Operations
Net investment income	$7,330,717	$48,883,239
Net realized gain (loss) on investments and foreign currencies	272,553,610	274,945,482
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(50,177,079)	265,363,405
Net Increase in Net Assets Resulting from Operations	229,707,248	589,192,126
Distributions
From net investment income	(8,493,469)	(87,118,675)
From net realized gains	(12,474,982)	(140,865,184)
Decrease in Net Assets Resulting from Distributions	(20,968,451)	(227,983,859)
Capital Share Transactions
Proceeds from shares sold	353,559,398	583,428,045
Proceeds from distributions reinvested	13,643,739	135,098,694
Entry/exit fees	2,364,324	4,447,030
Cost of shares redeemed	(119,225,641)	(324,987,349)
Net Increase From Capital Share Transactions	250,341,820	397,986,420
Total Increase in Net Assets	459,080,617	759,194,687
Net Assets
Beginning of period	4,923,264,647	4,164,069,960
End of period	$5,382,345,264	$4,923,264,647
Including distributions in excess of net investment income	$(104,868,194)	$(103,705,442)
Capital Share Transactions (in shares)
Shares sold	21,638,025	37,768,848
Shares reinvested	829,975	8,580,478
Shares redeemed	(7,251,129)	(21,060,516)
Net Increase	15,216,871	25,288,810

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Cash Flows (unaudited)

Six Months Ended June 30, 2013
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations	$229,707,248
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(1,732,974,804)
Investments sold	1,644,334,235
Purchases to cover securities sold short	(288,465,510)
Securities sold short	602,112,224
(Purchase)/sale of short term investments, net	(549,908,093)
Amortization/(accretion) of discount and premium, net	(233,222)
Credit default swaps closed	(55,273)
(Increase)/decrease in deposit with brokers for securities sold short	(43,524,263)
(Increase)/decrease in deposit with brokers for collateral	14,940,000
(Increase)/decrease in advance purchase of investments	75,000,000
(Increase)/decrease in due from broker for futures variation margin	(925,263)
(Increase)/decrease in unrealized appreciation on forward currency contracts	(1,672,041)
(Increase)/decrease in interest receivable	1,790,186
(Increase)/decrease in receivable for dividends and tax reclaims	(997,230)
(Increase)/decrease in receivable for closed swap contracts, net	1,431,842
Increase/(decrease) in payable for foreign currencies sold short	13,160,612
Increase/(decrease) in payable for money manager fees	465,672
Increase/(decrease) in dividends and interest for securities sold short	2,324,701
Increase/(decrease) in accrued expenses and other liabilities	(692,168)
Increase/(decrease) in payable for investment advisory fees	57,314
Increase/(decrease) in premium received on written option contracts	350,145
Net realized (gain) loss from investments	(263,851,630)
Net change in unrealized (appreciation) depreciation on investments	49,561,592
Net cash provided by (used in) operating activities	(248,063,726)
Cash flows provided by (used in) financing activities
Distributions paid to shareholders	(3,951,743)
Proceeds from shares sold	355,236,078
Payment for shares redeemed	(87,728,087)
Increase (decrease) in reverse repurchase agreements	15,264,127
Net cash provided by (used in) financing activities	278,820,375
Net increase in cash	30,756,649
Cash at beginning of year	20,353,567
Cash at end of year	$51,110,216
Non cash financing activities not included herein consist of reinvestment of distributions of:	$13,643,739
Interest Paid:	$(3,818,818)

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2013

1.  Organization

TIFF Investment Program, Inc. (“TIP”) was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2013, TIP consisted of two mutual funds. The financial statements and notes presented here relate only to TIFF Multi-Asset Fund (“MAF” or the “fund”).

Investment Objective

The fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2.  Summary of Significant Accounting Policies

The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (“NASDAQ”) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Over-the-counter (“OTC”) stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and OTC options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

The fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which MAF values its interests in private investment funds at “fair value.” If a private investment fund does not provide a value to MAF on a timely basis, MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF’s interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2013

which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair value is defined as the price that the fund would receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2013

The following is a summary of the inputs used as of June 30, 2013, in valuing the fund’s assets and liabilities carried at fair value:

Multi-Asset Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,480,186,753	$1,214,675,894	$—	$2,694,862,647
Corporate Bonds	—	—	—	—
Asset-Backed Securities	—	58,662,502	—	58,662,502
Mortgage-Backed Securities	—	62,934,667	—	62,934,667
US Treasury Bonds/Notes	754,611,428	—	—	754,611,428
Exchange-Traded Funds and Mutual Funds	94,375,303	—	—	94,375,303
Private Investment Funds	—	—	792,377,744	792,377,744
Limited Partnerships	36,120	—	—	36,120
Preferred Stocks*	—	5,639,736	—	5,639,736
Purchased Options	723,228	—	—	723,228
Rights	—	80,139	—	80,139
Warrants	—	576	—	576
Short-Term Investments	1,347,663,539	—	—	1,347,663,539
Total Investments in Securities	3,677,596,371	1,341,993,514	792,377,744	5,811,967,629
Financial Futures Contracts – Interest Rate Risk	1,543,498	—	—	1,543,498
Financial Futures Contracts – Equity Risk	1,634,981	—	—	1,634,981
Financial Futures Contracts – Foreign Currency Risk	2,145,118	—	—	2,145,118
Forward Currency Contracts – Foreign Currency Risk	1,339,040	—	—	1,339,040
Swap Contracts – Equity Risk	—	9,610,989	—	9,610,989
Total Other Financial Instruments	6,662,637	9,610,989	—	16,273,626
Total Assets	$3,684,259,008	$1,351,604,503	$792,377,744	$5,828,241,255

Liabilities
Common Stocks Sold Short*	$(74,601,931)	$(42,678,571)	$—	$(117,280,502)
US Treasury Bonds/Notes Sold Short	(528,262,621)	—	—	(528,262,621)
Total Securities Sold Short	(602,864,552)	(42,678,571)	—	(645,543,123)
Financial Futures Contracts – Interest Rate Risk	(548,284)	—	—	(548,284)
Financial Futures Contracts – Equity Risk	(65,384)	—	—	(65,384)
Financial Futures Contracts – Foreign Currency Risk	(2,110,981)	—	—	(2,110,981)
Forward Currency Contracts – Foreign Currency Risk	(37,249)	—	—	(37,249)
Swap Contracts – Equity Risk	—	(7,765,968)	—	(7,765,968)
Total Other Financial Instruments	(2,761,898)	(7,765,968)	—	(10,527,866)
Total Liabilities	$(605,626,450)	$(50,444,539)	$—	$(656,070,989)
*	Securities categorized as Level 2 include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2013

The fund recognizes transfers into and transfers out of the valuation levels at the beginning of the reporting period. The fund had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2013.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2013	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 06/30/13 for the period ended 06/30/13
Common Stocks*	$—	$—	$(1,247,614)	$1,247,614	$—	$—	$—	$—	$—	$—
Private Investment Funds	597,618,308	—	27,663,674	17,750,006	236,440,330	(87,094,574)	—	—	792,377,744	41,044,917
Corporate Bonds*	—	—	—	—	—	—	—	—	—	—
Total	$597,618,308	$—	$26,416,060	$18,997,620	$236,440,330	$(87,094,574)	$—	$—	$792,377,744	$41,044,917
*	There are Common Stocks and Corporate Bonds categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies established by the TIP Valuation Committee, by the authority of the TIP board of directors. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the TIP board of directors on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks and Corporate Bonds.  Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the TIP board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds.  Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. Values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices or exchange-traded funds used in the pricing models as necessary.

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2013

The valuation techniques and significant observable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of June 30, 2013	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average
Common Stocks and Corporate Bonds	$—	Last market price	Discount	100%	100%
Private Investment Funds	792,377,744	Adjusted net asset value	Manager estimates Market returns*	(4.05%) – 2.70% (2.21%) – 2.84%	(0.07%) 0.69%
*	Weighted by estimated exposure to chosen indices or exchange traded funds

The following are descriptions of the sensitivity of the Level 3 reoccurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks and Corporate Bonds.  The technique and unobservable inputs in the above chart reflect the technique and significant unobservable inputs of securities held at period end. The discount for lack of marketability used to determine fair value may include other factors such as liquidity or credit risk. An increase (decrease) in the discount would result in a lower or higher fair value measurement.

Private Investment Funds.  The range of management estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period end. A significant increase (decrease) in the estimates received from the management of the private investment funds would result in a significantly higher or lower fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher or lower fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or “gating” provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency (if currently eligible)	Redemption Notice Period
Multi-Strategy (a)	$398,448,084	quarterly, annually	45 – 90 days
Long-Short Global (b)	161,272,065	quarterly, rolling 3 years	30 – 90 days
Long-Short Asia (c)	160,501,772	semi-annually, annually	45 – 90 days
Global Equity (d)	72,155,823	quarterly	30 days
Total	$792,377,744
(a)	This strategy entails the construction of portfolios primarily comprising capital allocated to various strategies based on risk and return profiles.
(b)	This strategy entails the construction of portfolios primarily comprising long and short positions in global common stocks.
(c)	This strategy entails the construction of portfolios primarily comprising long and short positions in Asian common stocks.
(d)	This strategy entails the construction of portfolios primarily comprising long positions in global common stocks.

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The fund recognizes paydown gains and losses for such securities and reflects them in investment income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the fund, using reasonable diligence, becomes aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The fund uses the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Income Taxes

There is no provision for federal income or excise tax since the fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income. The fund may be subject to foreign

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2013

taxes on income, gains on investments, or currency repatriation. The fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

The fund evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the fund’s tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2009 – December 31, 2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Expenses

Expenses directly attributable to MAF are charged to the fund’s operations; expenses that are applicable to all TIP funds are allocated based on the relative average daily net assets of each TIP fund.

Dividends to Members

It is the fund’s policy to declare dividends from net investment income quarterly and distributions from capital gains at least annually.

MAF has adopted a managed distribution policy that aims, on a best efforts basis, to distribute approximately 5% of the fund’s net assets in the form of dividends and distributions each year. Pursuant to this policy, the fund may make distributions that are ultimately characterized as return of capital.

Dividends from net short-term capital gains and net long-term capital gains of the fund, if any, are normally declared and paid in December, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the fund are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i)	the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated into US dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date;
(ii)	purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net realized and unrealized foreign currency gain or loss is included in the Statement of Operations.

The fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign-currency denominated debt obligations pursuant to US federal income tax regulations; such an amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the assets of the fund, less its liabilities, by the number of outstanding shares of the fund.

3.  Derivatives and Other Financial Instruments

During the period ended June 30, 2013, the fund invested in derivatives, such as but not limited to futures, purchased and written options, and swaps (including total return and credit default swaps) for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for “hedging” when TIFF Advisory Services, Inc. (“TAS”) or a money manager

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2013

seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. However derivatives are used, their successful use is not assured and will depend upon TAS or the money manager’s ability to predict and understand relevant market movements.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund’s policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (“covered”) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

The fund uses futures contracts primarily in three ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices, primarily in developed markets; (2) to gain long-term exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund’s fixed income holdings to targeted levels. While trades here may be opportunistic in order to rebalance or otherwise adjust the fund’s exposures, generally the fund’s holdings of futures at the end of the period are indicative of the types, number, and magnitude of positions held throughout the period. The fund’s trading in futures tends to be centered around the quarterly roll periods and within the duration-hedging activities.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (“initial margin”). An outstanding futures contract is valued daily, and the payment in cash of “variation margin” will be required, a process known as “marking to the market.” Each day the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund uses swaps primarily in three ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices such as emerging markets; (2) to gain short- or long-term exposure, both long and short, to the total returns of individual stocks and bonds, often as components of relative value strategies; and (3) to hedge credit risk by purchasing and selling credit default swaps on indices or individual company bonds. The fund’s holdings of swaps at the end of the period are indicative of the types, number, and magnitude of positions held throughout the period. While swaps falling into the first category are often held for multiple quarters, if not years, swaps in the second and third categories can at times be held for shorter time periods or adjusted frequently based on the managers’ evolving views of the expected risk/reward of the trade, resulting at times in numerous swap transactions in a given day.

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2013

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty are netted, with the fund receiving or paying, as the case may be, only the net difference in the two payments. If the counterparty is obligated to pay the net amount to the fund, the fund is exposed to credit risk in the event of non-performance by the counterparty. If the fund is obligated to pay the net amount, the fund’s risk of loss is that net amount.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. This risk will be greater if an independent amount applies.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. Swap contracts may also involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Equity or Total Return Swaps.  An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. Similarly, such payments may be based on the performance of an index. In return the other party would make payments, typically at a spread to a floating rate, calculated based on the notional amount.

Credit Default Swaps.  As a “buyer” of protection under a credit default swap agreement, the fund is obligated to pay the “seller” of protection a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. As a “seller” of protection under a credit default swap agreement, the fund receives a periodic stream of payments over the term of the agreement and has the contingent obligation to pay the “buyer” of protection in case of the occurrence of a credit event with respect to an underlying reference debt obligation. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. Each party is subject to the risk that the other party to the agreement will not meet its obligations, if and when due.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long equity and equity relative value positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a stock by writing a put option. When writing a put option, the risk to the fund is equal to the notional value of the position. The fund’s holdings of options at the end of the period are indicative of the types, number, and magnitude of positions held throughout the period.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2013

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option. However, the loss will be offset at least in part by the premium received from the sale of the put. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write “covered” call options, meaning that the fund owns the underlying instrument that is subject to the call or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option, any underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

For the period ended June 30, 2013, the fund had the following transactions in written options.

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2012	—	$—
Options written	1,709,575	350,145
Options terminated in closing purchase transactions	(518,375)	(141,831)
Options expired	(1,191,200)	(208,314)
Options outstanding at June 30, 2013	—	$—

Forward Currency Contracts

The fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements. The fund’s holdings of forward currency contracts at the end of the period are indicative of the types, number, and magnitude of positions held throughout the period.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2013

contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

The fund sells securities it does not own in anticipation of an absolute or relative decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The fund must also post an additional amount of margin of 50% of the value of the short sale. Additional margin may be required as the value of the borrowed security fluctuates. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In “short selling,” the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Further discussion of short selling US Government securities can be found in Note 7, Repurchase and Reverse Repurchase Agreements.

Interest Only Securities

The fund invests in interest only securities (IOs), which entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. With respect to mortgage-backed IOs, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Bank Loans

During the period, the fund invested in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement.

Derivative Disclosure

The fund has adopted the new disclosure requirements on offsetting. As such, the following table summarizes MAF’s derivatives that are subject to a netting agreement or similar arrangement, grouped by contract type.

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2013

At June 30, 2013 the fund's derivative assets and liabilities (by contract type) are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Rights	$80,139	$—
Warrants	576	—
Purchased Options	723,228	—
Swap Contracts	9,610,989	(7,765,968)
Forward Contracts	1,339,040	(37,249)
Futures Contracts	5,323,597	(2,724,649)
Total derivative assets and liabilities	17,077,569	(10,527,866)
Derivatives not subject to a netting agreement or similar arrangement	5,404,312	(2,724,649)
Total assets and liabilities subject to netting agreement or similar arrangement	$11,673,257	$(7,803,217)

The following table presents the fund's derivative assets net of amounts available for offset under a netting agreement or similar arrangement and net of the related collateral excluding any independent amounts received by the fund as of June 30, 2013:

Counterparty	Derivative Assets Subject to a Netting Agreement or Similar Arrangement	Derivatives Available for Offset	Collateral Received	Net Amount
Forwards
State Street Bank & Trust Co.	$1,339,040	$(37,249)	$—	$1,301,791
Swaps
Goldman Sachs International	5,453,314	—	—	5,453,314
Merrill Lynch	194,937	(112,285)	—	82,652
Morgan Stanley & Co. International plc	2,786,982	(1,792,192)	—	994,790
UBS AG	1,175,756	(1,175,756)	—	—
Options
Morgan Stanley & Co. International plc	632,424	—	—	632,424
UBS AG	90,804	—	—	90,804
Total	$11,673,257	$(3,117,482)	$—	$8,555,775

The following table presents the fund's derivative liabilities by counterparty net of amounts available for offset under a netting agreement or similar arrangement and net of the related collateral excluding any independent amounts pledged by the fund as of June 30, 2013:

Counterparty	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement	Derivatives Available for Offset	Collateral Pledged	Net Amount
Forwards
State Street Bank & Trust Co.	$(37,249)	$37,249	$—	$—
Swaps
Barclays Bank plc	(1,683,680)	—	—	(1,683,680)
JPMorgan Chase & Co.	(2,962,843)	—	—	(2,962,843)
Merrill Lynch	(112,285)	112,285	—	—
Morgan Stanley & Co. International plc	(1,792,192)	1,792,192	—	—
UBS AG	(1,214,968)	1,175,756	39,212	—
Total	$(7,803,217)	$3,117,482	$39,212	$(4,646,523)

Please see Note 7, Repurchase and Reverse Repurchase Agreements, for further discussion of netting agreements and similar arrangements.

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2013

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments grouped by contract type and primary risk exposure category, as of June 30, 2013. These derivatives are not accounted for as hedging instruments. The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of June 30, 2013, grouped by contract type and risk exposure category.

Derivative Type	Balance Sheet Location	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Asset Derivatives
Rights	Investments, at value	$—	$—	$—	$80,139	$80,139
Warrants	Investments, at value	—	—	—	576	576
Purchased Options	Investments, at value	—	—	—	723,228	723,228
Swap Contracts	Swap contracts, at value	—	—	—	9,610,989	9,610,989
Forward Contracts	Unrealized appreciation on forward currency contracts	—	1,339,040	—	—	1,339,040
Futures Contracts	Variation margin*	1,543,498	2,145,118	—	1,634,981	5,323,597
Total Value – Assets		$1,543,498	$3,484,158	$—	$12,049,913	$17,077,569
Liability Derivatives
Swap Contracts	Swap contracts, at value	—	—	—	(7,765,968)	(7,765,968)
Futures Contracts	Variation margin*	(548,284)	(2,110,981)	—	(65,384)	(2,724,649)
Forward Contracts	Unrealized depreciation on forward currency contracts	—	(37,249)	—	—	(37,249)
Total Value – Liabilities		$(548,284)	$(2,148,230)	$—	$(7,831,352)	$(10,527,866)
*	Cumulative appreciation (depreciation) of futures contracts is reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2013

The following table lists the amounts of gains or losses included in net increase in net assets resulting from operations for the period ended June 30, 2013, grouped by contract type and risk exposure.

Derivative Type	Income Statement Location	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Realized Gain (Loss)
Rights	Net realized gain (loss) from Investments	$—	$—	$—	$(49,283)	$(49,283)
Warrants	Net realized gain (loss) from Investments	—	—	—	(1,657,589)	(1,657,589)
Purchased Options	Net realized gain (loss) from Investments	—	—	—	(856,153)	(856,153)
Written Options	Net realized gain (loss) from Options written	—	—	—	344,288	344,288
Swap Contracts	Net realized gain (loss) from Swap contracts	—	—	(61,655)	(8,699,123)	(8,760,778)
Futures Contracts	Net realized gain (loss) from Financial futures contracts	1,124,748	14,333,787	—	4,824,207	20,282,742
Forward Contracts	Net realized gain (loss) from Forward currency contracts	—	(1,268,219)	—	—	(1,268,219)
Total Realized Gain (Loss)		$1,124,748	$13,065,568	$(61,655)	$(6,093,653)	$8,035,008

The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the period ended June 30, 2013, grouped by contract type and risk exposure category.

Derivative Type	Income Statement Location	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Change in Appreciation (Depreciation)
Rights	Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	$—	$—	$—	$(3,008)	$(3,008)
Warrants	Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	—	—	—	1,252,544	1,252,544
Purchased Options	Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	—	—	—	832,564	832,564
Swap Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	—	—	4,383	(2,434,664)	(2,430,281)
Futures Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	1,368,159	(5,698,867)	—	1,939,549	(2,391,159)
Forwards Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	—	1,672,041	—	—	1,672,041
Total Change in Appreciation (Depreciation)		$1,368,159	$(4,026,826)	$4,383	$1,586,985	$(1,067,299)

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2013

4.  Investment Advisory Agreement, Money Manager Agreements, and Other Transactions with Affiliates

TIP’s board of directors has approved an investment advisory agreement for the fund with TAS. The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the fund’s average daily net assets for the month:

Assets
On the first $1 billion	0.25%
On the next $1 billion	0.23%
On the next $1 billion	0.20%
On the remainder (>$3 billion)	0.18%

TIP’s board of directors has approved money manager agreements with each of the money managers. Certain money managers will receive annual management fees equal to a stated percentage of the value of fund assets under management that is adjusted upward or downward, usually proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return or is otherwise based on performance of the money manager’s portfolio. Other money managers will receive management fees equal to a specified percentage per annum of the assets under management with a single rate or on a descending scale. Money managers who provided services to the fund and their fees as a percent of assets managed during the six months ended June 30, 2013, were as follows:

	Minimum	Maximum	Annualized Effective Fee Rate
AJO, LP (a)	0.10%	0.50%	0.39%
Brookfield Investment Management Inc. (a)	0.50%	2.50%	2.00%
Lansdowne Partners Limited Partnership (b)	0.80%	0.80%	0.80%
Marathon Asset Management, LLP (a)	0.15%	1.60%	1.42%
Mission Value Partners, LLC (c)	0.25%	2.00%	1.28%
Mondrian Investment Partners Limited (b)	0.30%	0.43%	0.32%
OVS Capital Management LLP (d)	1.50%	(d)	2.09%
Shapiro Capital Management LLC (a)	0.50%	0.95%	0.54%
Smith Breeden Associates, Inc. – Beta (b)	0.02%	0.03%	0.03%
Smith Breeden Associates, Inc. – High Alpha (e)	0.25%	(e)	2.15%
Smith Breeden Associates, Inc. – Low Alpha (a)	0.10%	0.85%	0.84%
Southeastern Asset Management, Inc. (b)	1.00%	1.00%	1.00%
Wellington Management Company, LLP – High Yield (b) (f)	0.35%	0.45%	0.44%
Wellington Management Company, LLP – Natural Resources (b)	0.35%	0.45%	0.40%
(a)	Money manager receives a fee that is based on performance. The effective fee may fall outside of the minimum and maximum range because performance fees may be based on either assets or performance from a period other than the period covered by this report.
(b)	Money manager receives a fee that is based on assets under management, irrespective of performance. For these money managers whose fee agreements include breakpoints, the minimum and maximum reflect the last level and the first level of the breakpoints, respectively.
(c)	Mission Value Partners’ compensation entails an asset-based fee schedule with breakpoints between 0.25% and 1.00%, and a performance fee. Pursuant to the performance fee agreement, Mission Value Partners will receive up to 1% of the amount by which the annualized return generated by the portfolio exceeds that of its hurdle, measured over a rolling thirty-six month period, multiplied by the average daily net asset value of such assets over the same thirty-six month period.
(d)	OVS’s compensation entails an asset-based fee of 1.50% per year and a performance fee, pursuant to which OVS will receive 15% of the amount of appreciation generated by the portfolio provided the dollar amount of prior year losses, if any, has been recovered.
(e)	Smith Breeden High Alpha Account’s compensation entails an asset-based fee schedule with breakpoints of 0.30% and 0.25%, and a performance fee, pursuant to which Smith Breeden will receive up to 10% of a performance accrual account which accumulates 20% of the net appreciation or depreciation earned over a specific hurdle generated by the portfolio for each calendar month.
(f)	Wellington Management Company ceased managing assets in its MAF High Yield portfolio as of April 10, 2013.

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2013

With respect to MAF’s investments in other registered investment companies, private investment funds, exchange-traded funds, and other acquired funds, MAF bears its ratable share of each such entity’s expenses, including its share of the management and performance fees, if any, charged by such entity. MAF’s share of management and performance fees charged by such entities is in addition to fees paid by MAF to TAS and the money managers.

Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, domestic custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, foreign custody and transactional fees, which are based upon the assets of the fund and/or on transactions entered into by the fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the fund are reflected as fund administration fees on the Statement of Operations.

TAS provides certain administrative services to the fund under a Services Agreement. For these services, the fund pays a monthly fee calculated by applying an annual rate of 0.02% to the fund’s average daily net assets for the month. Fees for such services paid to TAS by the fund are reflected as administrative fees on the Statement of Operations.

TIP has designated an employee of TAS as its Chief Compliance Officer (“CCO”). For these services provided to TIP, which include the monitoring of TIP’s compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. MAF pays a pro rata portion of such costs based on its share of TIP’s net assets.

TIP’s board of directors, all of whom are considered “disinterested directors” as defined in the 1940 Act, serve as volunteers and receive no fees or salary for their service as board members. The independent chair of the board of directors, received compensation of $24,313 from MAF for the period ended June 30, 2013, for service as independent chair.

5.  Investment Transactions

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the period ended June 30, 2013, were as follows:

	Purchases	Sales
Non-US Government Securities	$1,637,243,209	$1,544,999,168
US Government Securities	$426,891,969	$564,049,974

6.  Federal Tax Information

For federal income tax purposes, the cost of investments owned at June 30, 2013, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, other than proceeds from securities sold short, at June 30, 2013, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)	Cost
$637,145,331	$(377,187,186)	$259,958,145	$5,552,009,484

The difference between the tax cost of investments and the cost of investments for US GAAP purposes is primarily due to the tax treatment of wash sale losses, income/losses from underlying partnerships, distributions from real estate investment trusts, and marked-to-market of investments in passive foreign investment companies.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital account based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2013.

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2013

7.  Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of a master repurchase agreement with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest. Certain transactions are not considered to be collateralized fully either because the value of the securities received from the counterparty is less than the repurchase price thereof or the fund elects to use the securities received for another purpose and therefore does not maintain a perfected security interest in the securities. In some instances, the collateral obtained as part of the repurchase agreement may then be borrowed to settle a short sale trade. Such transactions afford an opportunity for the fund to pay or receive the market return on the security received as collateral in the repurchase agreement. At the end of the repurchase agreement, the fund is obligated to return this borrowed collateral to the counterparty and thus will close out the short position by buying back the collateral in the market.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the amount of the fund’s obligation (cost) to repurchase the securities, including accrued interest.

If the counterparty defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the fund may incur a loss upon their disposition. In addition, although the Bankruptcy Code provides protection for most repurchase agreements (generally, those that are collateralized fully), in the event that the other party to a repurchase agreement becomes bankrupt, the fund may experience delay or be prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert this right. In addition, to the extent that the value of the securities received from the counterparty on a repurchase transaction is less than the repurchase price, the fund may suffer a loss of that amount in the event of the bankruptcy of the counterparty. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying securities.

The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at June 30, 2013, were as follows:

Description	Face Value
Barclays Bank plc, 0.10%, dated 06/25/13, to be repurchased on 07/02/13 at $60,146,407	$60,145,238

For the period ended June 30, 2013, the average balance outstanding was $56,414,126 and the average interest rate was 0.17%.

The following table presents the fund's repurchase agreements net of amounts available for offset and net of the related collateral received by the fund as of June 30, 2013:

Counterparty	Assets Subject to a Netting Agreement or Similar Arrangement	Liabilities Available for Offset	Collateral Received	Net Amount of Derivative Assets
Barclays Bank plc	$238,998,649	$(60,145,238)	$178,853,411	$—
JPMorgan Chase & Co.	209,113,875	—	207,043,463	2,070,412
State Street Bank & Trust Co.	274,643,047	—	274,643,047	—
Total	$722,755,571	$(60,145,238)	$660,539,921	$2,070,412

TIFF Multi-Asset Fund / Notes To Financial Statements (unaudited)	June 30, 2013

The following table presents the fund's reverse repurchase agreements net of amounts available for offset and net of the related collateral pledged by the fund as of June 30, 2013:

Counterparty	Liabilities Subject to a Netting Agreement or Similar Arrangement	Assets Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank plc	$(60,145,238)	$60,145,238	$—	$—
Total	$(60,145,238)	$60,145,238	$—	$—

Please see Note 3, Derivatives and Other Financial Instruments, for further discussion of netting agreements and similar arrangements.

8.  Capital Share Transactions

While there are no sales commissions (loads) or 12b-1 fees, MAF assesses entry and exit fees of 0.50% of capital invested or redeemed. These fees, which are paid to the fund directly, not to TAS or other vendors supplying services to the fund, are designed to allocate transaction costs associated with purchases and redemptions of the fund shares to the members actually making such transactions, rather than the fund’s other members. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at TAS’s discretion when the purchase or redemption will not result in significant transaction costs for the fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the fund and included in proceeds from shares sold or deducted from distributions for redemptions.

9.  Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund’s assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in asset-backed and mortgage-backed securities. These investments may involve credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic conditions.

10.  Indemnifications

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11.  Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure in the fund’s financial statements.

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TIFF Short-Term Fund	June 30, 2013
Fund Expenses (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expense Paid During the Period* 1/1/13 – 6/30/13
1) Actual	$1,000.00	$1,000.00	$1.09
2) Hypothetical	$1,000.00	$1,023.70	$1.10
*	Expenses are equal to the fund’s annualized expense ratio of 0.22% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TIFF Short-Term Fund	June 30, 2013
Financial Highlights

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
For a share outstanding throughout each period
Net asset value, beginning of period	$9.90		$9.90		$9.90		$9.90	$9.89	$9.78
Income (loss) from investment operations
Net investment income (loss)	(0.01)		(0.01)		(0.01)		0.00 (a)	0.01	0.18
Net realized and unrealized gain on investments	0.01		0.01		0.01		0.00 (a)	0.01	0.11
Total from investment operations	0.00		(0.00)		(0.00)		0.00	0.02	0.29
Less distributions from
Net investment income	—		—		—		(0.00) (a)	(0.01)	(0.18)
Net asset value, end of period	$9.90		$9.90		$9.90		$9.90	$9.90	$9.89
Total return (b)	0.00	%(c) (d)	0.00	%(d)	0.00	%(e)	0.03%	0.24%	2.97%
Ratios/supplemental data
Net assets, end of period (000s)	$106,007		$136,549		$159,290		$208,986	$239,425	$219,820
Ratio of expenses to average net assets	0.22	%(f)	0.20%		0.18%		0.16%	0.17%	0.20%
Ratio of net investment income (loss) to average net assets	(0.11	)%(f)	(0.09)%		(0.06)%		0.01%	0.14%	1.75%
Portfolio turnover (g)	—%		—%		—%		—%	—%	—%

(a)	Rounds to less than $0.01.
(b)	Total return assumes dividend reinvestment.
(c)	Not annualized.
(d)	The actual return is (0.001)%, which rounds to (0.00)%.
(e)	Rounds to less than 0.01%.
(f)	Annualized.
(g)	Because the fund holds primarily securities with maturities at the time of acquisition of one year or less, and such securities are excluded from the definition of portfolio turnover, the fund's portfolio turnover rate was 0% of the average value of its portfolio.

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund / Schedule of investments (Unaudited)	June 30, 2013

Interest Rate		Maturity Date	Principal Amount	Value
Investments — 101.3% of net assets
Short-Term Investments — 101.3%
Repurchase Agreements Used for Cash Management Purposes — 2.2%
State Street Bank & Trust Co. issued on 06/28/2013 (proceeds at maturity $2,361,415) (collateralized by a US Treasury Bond, due 05/31/2017 with a total principal value of $135,000 and a total market value of $132,850, and by a US Treasury Note, due 12/31/2017 with a total principal value of $2,325,000 and a total market value of $2,281,855)
(Cost $2,361,413)	0.010%	07/01/13	$2,361,413	$2,361,413
US Treasury Bills — 99.1%
US Treasury Bill (a)		08/08/13	12,000,000	11,998,608
US Treasury Bill (a)		08/15/13	23,000,000	22,998,712
US Treasury Bill (a)		08/22/13	3,000,000	2,999,433
US Treasury Bill (a)		09/19/13	15,000,000	14,998,830
US Treasury Bill (a)		11/07/13	15,000,000	14,997,315
US Treasury Bill (a)		11/21/13	10,000,000	9,997,320
US Treasury Bill (a)		12/05/13	24,000,000	23,992,680
US Treasury Bill (a)		12/26/13	3,000,000	2,998,554
Total US Treasury Bills (Cost $104,975,041)				104,981,452
Total Short-Term Investments (Cost $107,336,454)				107,342,865
Total Investments — 101.3% (Cost $107,336,454)				107,342,865
Liabilities in Excess of Other Assets — (1.3)%				(1,335,935)
Net Assets — 100.0%				$106,006,930
(a)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

Summary Schedule of Investments
Short-Term Investments	101.3%
Total Investments	101.3%
Liabilities in Excess of Other Assets	(1.3)%
Net Assets	100.0%

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Assets and Liabilities (Unaudited)

June 30, 2013
Assets
Investments in securities, at value (cost: $104,975,041)	$104,981,452
Repurchase agreements (cost: $2,361,413)	2,361,413
Total investments (cost: $107,336,454)	107,342,865
Receivables:
Capital stock sold	1,100,960
Total Assets	108,443,825
Liabilities
Payables:
Investment securities purchased	1,999,110
Capital stock redeemed	395,002
Accrued expenses and other liabilities	40,147
Investment advisory fees	2,636
Total Liabilities	2,436,895
Net Assets	$106,006,930
Shares Outstanding (500,000,000 authorized shares, par value $0.001)	10,710,234
Net Asset Value Per Share	$9.90
Net Assets Consist of:
Capital stock	$106,254,270
Accumulated net investment loss	(63,953)
Accumulated net realized loss on investments	(189,798)
Net unrealized appreciation on investments	6,411
$106,006,930

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Operations (Unaudited)

Six Months Ended June 30, 2013
Investment Income
Interest	$63,484
Total Investment Income	63,484
Expenses
Fund administration fees	46,529
Professional fees	29,345
Registration and filing fees	19,675
Investment advisory fees	17,426
Administrative fees	5,809
Chief compliance officer fees	1,973
Miscellaneous fees and other	6,680
Total Expenses	127,437
Net Investment Loss	(63,953)
Net Realized Gain (Loss) from:
Investments	17,115
Net Realized Gain	17,115
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,440)
Net Realized and Unrealized Gain on Investments	13,675
Net Decrease in Net Assets Resulting from Operations	$(50,278)

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets From Operations
Net investment loss	$(63,953)	$(111,292)
Net realized gain on investments	17,115	18,013
Net change in unrealized appreciation (depreciation) on investments	(3,440)	9,028
Net Decrease in Net Assets Resulting from Operations	(50,278)	(84,251)
Distributions
From net investment income	—	—
Decrease in Net Assets Resulting from Distributions	—	—
Capital Share Transactions
Proceeds from shares sold	29,827,182	100,708,742
Proceeds from distributions reinvested	—	—
Cost of shares redeemed	(60,319,268)	(123,365,582)
Net Decrease From Capital Share Transactions	(30,492,086)	(22,656,840)
Total Decrease in Net Assets	(30,542,364)	(22,741,091)
Net Assets
Beginning of period	136,549,294	159,290,385
End of period	$106,006,930	$136,549,294
Including accumulated net investment income (loss)	$(63,953)	$—
Capital Share Transactions (in shares)
Shares sold	3,012,847	10,173,105
Shares reinvested	—	—
Shares redeemed	(6,092,856)	(12,465,407)
Net Decrease	(3,080,009)	(2,292,302)

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2013
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets resulting from operations	$(50,278)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
(Purchase)/sale of short term investments, net	31,290,741
Increase/(decrease)in accrued expenses and other liabilities	(28,406)
Increase/(decrease)in investment advisory fees payable	(338)
Net realized (gain) loss from investments	(17,115)
Net change in unrealized (appreciation) depreciation on investments	3,440
Net cash provided by (used in) operating activities	31,198,044
Cash flows provided by (used in) financing activities
Proceeds from shares sold	28,726,222
Payment for shares redeemed	(59,924,266)
Net cash provided by (used in) financing activities	(31,198,044)
Net increase (decrease) in cash	—
Cash at beginning of period	—
Cash at end of period	$—

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund / Notes to Financial Statements (unaudited)	June 30, 2013

1.  Organization

TIFF Investment Program, Inc. (“TIP”) was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2013, TIP consisted of two mutual funds. The financial statements and notes presented here relate only to TIFF Short-Term Fund (“STF” or the “fund”).

Investment Objective

STF's investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.  Summary of Significant Accounting Policies

The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value.

Fair value is defined as the price that the fund would receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

During the period ending June 30, 2013, all of the fund’s investments were valued using Level 1 inputs, and as a result, there were no transfers between any of the fair value hierarchy levels.

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis.

Income Taxes

There is no provision for federal income or excise tax since the fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income.

The fund evaluates tax positions taken or expected to be taken in the course of preparing the fund tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the fund's tax positions taken or expected to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2009 - December 31, 2012), and has concluded that no provision for federal income tax is required in the fund's financial statements.

TIFF Short-Term Fund / Notes to Financial Statements (unaudited)	June 30, 2013

Expenses

Expenses directly attributable to STF are charged to that fund's operations; expenses that are applicable to all TIP funds are allocated among them based on the relative average daily net assets of each TIP fund.

Dividends to Members

It is the policy of the fund to declare dividends, if any, from net investment income monthly and capital gains distributions at least annually.

Dividends from net short-term capital gains and net long-term capital gains of the fund, if any, are normally declared and paid in December, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the fund's assets, less its liabilities, by the number of outstanding shares of the fund.

3.  Investment Advisory and Other Agreements, and Other Transactions with Affiliates

TIP’s board of directors has approved an investment advisory agreement with TAS. The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the fund's average daily net assets for the month:

Assets
On the first $1 billion	0.03%
On the next $1 billion	0.02%
On the remainder (> $2 billion)	0.01%

Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, transactions entered into by the fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the fund are reflected as fund administration fees on the Statement of Operations.

TAS provides certain administrative services to TIP under a Services Agreement. For these services, the fund pays a monthly fee calculated by applying an annual rate of 0.01% to the fund's average daily net assets for the month. Fees for such services paid to TAS by the fund are reflected as administrative fees on the Statement of Operations.

TIP has designated an employee of TAS as its Chief Compliance Officer (“CCO”). For these services provided to TIP, which include the monitoring of TIP's compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. STF pays a pro rata portion of such costs based on its share of TIP's net assets.

TIP’s board of directors, all of whom are considered “disinterested directors” as defined in the 1940 Act, serve as volunteers and receive no fees or salary for their service as board members. The independent chair of the board of directors, received compensation of $594 from STF for the six months ended June 30, 2013, for service as independent chair.

4.  Federal Tax Information

For federal income tax purposes, the cost of investments owned at June 30, 2013, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, at June 30, 2013, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$7,200	$(789)	$6,411	$107,336,454

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

TIFF Short-Term Fund / Notes to Financial Statements (unaudited)	June 30, 2013

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2013.

5.  Repurchase Agreements

The fund will engage in repurchase transactions with parties approved by TAS.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty.

6.  Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

7.  Indemnifications

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on future claims that may be made against the fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.  Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure in the fund's financial statements.

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Additional Information (unaudited)	June 30, 2013

Proxy Voting Policy and Voting Record

A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available on TIFF’s website at http://www.tiff.org and without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the TIP fund voted proxies relating to portfolio securities during the most recent 12-month year ended December 31 is also available on the websites noted above and without charge, upon request, by calling 800-984-0084.

Quarterly Reporting

TIP files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. TIP’s Form N-Q is available without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission at http://www.sec.gov. TIP’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition TIP’s portfolio holdings are available on a monthly basis on the TIFF website at http://www.tiff.org.

Additional Information (unaudited)	June 30, 2013

Approval of the Advisory Agreements and Money Manager Agreements (Unaudited)

During an in-person meeting held on June 24-25, 2013, the board of directors of TIFF Investment Program, Inc. (“TIP”), all of whom are not “interested persons” of TIP (the “Board” or “directors”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), conducted its annual review of the investment advisory agreements between each of the TIP funds and TIFF Advisory Services, Inc. (“TAS”), the advisor to the TIP funds, as well as the money manager agreements between TIFF Multi-Asset Fund (“Multi-Asset Fund”) and the money managers (as sub-advisors). The investment advisory agreements and the money manager agreements are collectively referred to herein as “advisory agreements” and Multi-Asset Fund and TIFF Short-Term Fund (“Short-Term Fund”) may be referred to individually as a “Fund” and collectively as the “Funds.”

The Board requested and received information from TAS and the money managers in advance of the meeting, which the directors reviewed separately in executive sessions with their independent legal counsel. The materials provided included information regarding personnel and services, investment process and strategies, portfolio management, fees and expenses, performance, and with respect to TAS, profitability. Information about brokerage practices was also supplied, including allocation methodologies, best execution, commission rates, and soft dollar arrangements. Information with respect to compliance, administration, and risk management was supplied, such as information on TAS’s and the money managers’ compliance programs, including codes of ethics and business continuity procedures, as well as information concerning any material violations of such programs, chief compliance officer backgrounds, disclosure about regulatory examinations or other inquiries, and litigation proceedings affecting TAS or the money managers.

In addition, the Board considered the following: (1) a memorandum from the Board’s independent legal counsel setting forth the Board’s fiduciary duties and responsibilities under the 1940 Act and the factors the Board should consider in its evaluation of the advisory agreements; (2) responses by TAS and each money manager to questionnaires prepared by the Board’s independent legal counsel requesting information necessary for the directors’ evaluation of the advisory agreements; (3) a Lipper Inc. (“Lipper”) report comparing the performance of each Fund to the performance of its applicable peer groups, and comparing each Fund’s advisory fees and expenses to those of its respective peer groups; (4) additional information from TAS regarding the fees charged by TAS to each Fund; (5) Money Manager Profiles detailing the individual portfolio managers, fee schedules, and fees paid to each money manager, and an Advisor Profile detailing similar information for TAS; (6) the ten highest aggregate brokerage commissions report by manager for the year ended December 31, 2012; and (7) audited financial statements of TAS for the year ended December 31, 2012.

Nature, Extent, and Quality of Services

The Board considered a number of factors in evaluating TAS and the money managers. It noted that it receives information at regular meetings throughout the year related to the services rendered by TAS and the money managers, as well as the Funds’ performance, expenses, and compliance information. It also noted that it receives information between regular meetings as the need arises. The Board’s evaluation of the services provided by TAS and the money managers took into account the directors’ knowledge and familiarity gained as Board members, including the scope and quality of TAS’s investment management capabilities in selecting money managers, allocating Fund assets across managers and asset classes, managing certain asset types in-house (e.g., TIPS, Treasuries, futures contracts, and other derivatives), and its compliance responsibilities. The Board also considered each money manager’s skills and experience in managing the underlying portfolios given the amount of assets and particular universe of asset types available to the manager, its trading acumen, its performance tendencies in various market cycles, and its process for risk monitoring and management. The Board considered reports from TAS regarding operational improvements made by certain money managers, the performance and investment strategies of certain money managers in light of current market conditions, as well as the role that each money manager plays in Multi-Asset Fund’s portfolio. The Board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the advisory agreements by TAS and each of the money managers.

Profitability

In addition, the Board considered the profitability of TAS as the investment advisor and the likelihood that TAS would remain financially viable moving forward. The Board did not specifically consider the profitability of each money manager resulting from its relationship with Multi-Asset Fund because none of the money managers was affiliated with TAS or Multi-Asset Fund except by virtue of serving as a money manager, and the fees paid to each money manager by TIP were negotiated on an arm’s-length basis in a competitive marketplace.

Results of Review of Advisory Agreements

After considering responses from TAS and each money manager to the questionnaire prepared on behalf of the Board and further discussion, the Board voted at a meeting held on June 24-25, 2013 to approve continuance of the advisory agreements for

Additional Information (unaudited)	June 30, 2013

another year. The Board based its evaluation on the material factors presented to it at the meeting and discussed below, including: (1) the terms of the agreements; (2) the reasonableness of the advisory and money manager fees in light of the nature and quality of the advisory services provided and any additional benefits received by TAS or the money managers in connection with providing services to the Funds; (3) the nature, quality, and extent of the services performed by TAS and each of the money managers, as well as the cost to TAS of providing such services; (4) in the case of Multi-Asset Fund, the contribution of each money manager towards the overall performance of the Fund; (5) the fees charged by TAS and each of the money managers; and (6) the overall organization and experience of TAS and each of the money managers. Prior to a vote being taken to approve the continuance of the advisory agreements, the directors met separately in executive session to discuss the appropriateness of the agreements and other considerations. In their deliberations with respect to these matters, the directors were advised by their independent legal counsel. The directors weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. The directors concluded that the advisory agreements were reasonable, fair, and in the best interests of the Funds and their members, and that the fees set forth in the agreements were fair and reasonable. In reaching its conclusion to approve the continuance of each advisory agreement for another year, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward past and future long-term considerations.

While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decisions. In each case, the Board concluded that the Funds’ performance was acceptable and that the Funds’ advisory fees and total expenses were reasonable in light of the quality and nature of services provided.

TIFF Multi-Asset Fund Performance, Fees, and Expenses

Money Managers and Benchmarks:	AJO, LP S&P 500 Index
Brookfield Investment Management Inc. MSCI US REIT Total Return Index (through 12/31/2012); FTSE EPRA/NAREIT Developed Index (after 12/31/2012)
Lansdowne Partners Limited Partnership MSCI World Index
Marathon Asset Management, LLP MSCI All Country World Index
Mission Value Partners, LLC US CPI Urban Consumers Index plus a specified spread
Mondrian Investment Partners Limited MSCI All Country World Index
OVS Capital Management LLP 10% MSCI Europe Index/ 90% T-Bills
Shapiro Capital Management LLC Russell 2000 Index
Smith Breeden Associates, Inc.
Barclays US Government Inflation-Linked Bond Index;
BofA Merrill Lynch U.S. Dollar 1-month LIBOR Index;
Blended Index consisting of 30% Barclays US 5-year Breakeven Index, 50% Barclays US 10-year Breakeven Index, and 20% Barclays US 30-year Breakeven Index
Southeastern Asset Management, Inc. MSCI All Country World Index
Wellington Management Company, LLP Resource-Related Sectors of the MSCI World Index

The Board reviewed Multi-Asset Fund’s performance against its benchmarks (the Multi-Asset Fund (“MAF”) Constructed Index, based on the normal allocation to each asset class, and the Consumer Price Index (“CPI”) + 5% per annum), and two

Additional Information (unaudited)	June 30, 2013

peer groups. The first peer group consisted of retail and institutional global flexible portfolio funds as classified by Lipper (the “Lipper MAF peer universe”), and the second peer group consisted of Multi-Asset Fund and ten other global flexible portfolio funds as classified by Lipper (the “Lipper MAF peer group”). The Board considered TAS’s implementation of Multi-Asset Fund’s investment strategy across multiple asset classes and money managers. Multi-Asset Fund’s returns exceeded the MAF Constructed Index for the one-, three-, five-, and ten-year and since-inception periods ended March 31, 2013. Multi-Asset Fund’s returns exceeded the CPI + 5% benchmark for the one-, three-, and ten-year and since-inception periods, but lagged the CPI + 5% benchmark for the five-year period ended March 31, 2013. Multi-Asset Fund’s returns exceeded the average of the Lipper MAF peer universe for the one-, three-, five-, and ten-year periods ended March 31, 2013. Multi-Asset Fund’s returns also exceeded the median of the Lipper MAF peer group for the one-, three-, five-, and ten-year periods ended March 31, 2013, and exceeded the average of the Lipper MAF peer group for the one-, five-, and ten-year periods, but lagged the average of the Lipper MAF peer group for the three-year period ended March 31, 2013.

The Board also reviewed the fees and expenses of Multi-Asset Fund against selected funds within two peer groups (consisting only of institutional funds) provided by Lipper. The first expense group (the “MAF expense group”) consisted of Multi-Asset Fund and ten other global flexible portfolio funds as classified by Lipper; the second expense group (the “MAF expense universe”) consisted of Multi-Asset Fund, the MAF expense group, and all other institutional global flexible portfolio funds, excluding outliers. The Board noted that the actual advisory fees of Multi-Asset Fund were below the median and equal to the average for the MAF expense group. The total expenses of Multi-Asset Fund excluding the underlying fund expenses were below the average and equal to the median for the MAF expense group and were below the average of the MAF expense universe. The total expenses including the underlying fund expenses of the Fund exceeded the median and the average of the MAF expense group and the average of the MAF expense universe. Underlying fund expenses represent the approximate fees and expenses indirectly incurred by Multi-Asset Fund as a result of the Fund’s investments in an underlying or “acquired fund.” An “acquired fund” is another investment fund such as an exchange-traded fund, open-ended mutual fund, or a privately offered investment fund, such as a hedge fund. The Board noted that the underlying funds in which Multi-Asset Fund invests typically use performance-based fee arrangements, so the underlying fund expenses will tend to be higher when performance is good.

The Board noted that TAS’s fee schedule and the fee schedules of two money managers were asset-based and included breakpoints that could enable Multi-Asset Fund to benefit from economies of scale. Two of the money managers’ fee schedules were asset-based and did not include breakpoints, but these fee schedules were consistent with the fee schedules the managers had in place with, or offered to, other clients with substantially similar investment mandates. Certain other money managers received performance-based fees, which the Board felt appropriately aligned the money managers’ interests with those of Multi-Asset Fund’s members. Two of the money managers’ fee schedules included both asset-based fees with breakpoints and performance-based fees, and a third money manager’s fee schedule included both asset-based and performance-based components without any breakpoints, which fee schedule was consistent with the fees being paid by certain early investors in a fund offered by that money manager.

TIFF Short-Term Fund Performance, Fees, and Expenses

The Board reviewed Short-Term Fund’s performance against its benchmarks (BofA Merrill Lynch US 6-Month Treasury Bill Index (the “Index”) and the same Index less 50 basis points per annum), and two peer groups. The first peer group consisted of all retail and institutional ultra-short obligation funds as classified by Lipper (the “Lipper STF peer universe”), and the second peer group consisted of Short-Term Fund and nine other ultra-short obligation funds as classified by Lipper (the “Lipper STF peer group”). The Board considered TAS’s internal management of Short-Term Fund since 2004. Short-Term Fund underperformed the Index, which does not reflect any fees or expenses, for the one-, three-, five-, and ten-year, and since-inception periods ended March 31, 2013, and outperformed the same Index less 50 basis points per annum for the same periods. These results were consistent with the Board’s expectations of the Fund’s performance relative to each benchmark. Short-Term Fund’s returns lagged the average of the Lipper STF peer universe for the one-, three-, five-, and ten-year periods ended the same date. Short-Term Fund’s returns lagged the median and the average of the Lipper STF peer group for the one-, three-, five-, and ten-year periods ended March 31, 2013. The Board noted that Short-Term Fund typically invests substantially all of its assets in US Treasury bills and normally maintains a duration of approximately six months. In contrast, the Lipper STF peer group and peer universe used for comparison purposes, while close matches to Short-Term Fund in certain respects, include funds that do not limit their investments to US Treasury bills and may maintain portfolio dollar-weighted average maturities up to 365 days.

The Board also reviewed the fees and expenses of Short-Term Fund against selected funds within two peer groups (consisting only of institutional funds) provided by Lipper. The first expense group (the “STF expense group”) consisted of Short-Term Fund and nine other ultra-short obligation funds as classified by Lipper; the second expense group (the “STF expense Universe”) consisted of Short-Term Fund, the STF expense group, and all other institutional ultra-short obligation funds as classified by

Additional Information (unaudited)	June 30, 2013

Lipper, excluding outliers. The Board noted that the actual advisory fee and total expenses of Short-Term Fund were well below both the median and the average of the STF expense group and below the average of the STF expense universe. The Board noted that TAS’s fee schedule included breakpoints that could enable Short-Term Fund to benefit from economies of scale should the Fund’s assets grow.

Additional Information (unaudited)

Directors and Principal Officers (unaudited)

The board of directors of TIP comprises experienced institutional investors, including current or former senior officers of leading endowments and foundations. Among responsibilities of the board of directors are approving the selection of the investment advisor and money managers for TIP; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new directors; and electing TIP officers.

Each director serves the fund until his or her termination, or until the director’s retirement, resignation, or death, or otherwise as specified in TIP’s Bylaws. The table on these two pages shows information for each director and executive officer of the fund. The mailing address of the directors and officers is Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA, 19428.

The Statement of Additional Information has additional information regarding the board of directors. A copy is available upon request without charge by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission at http://www.sec.gov.

Independent Directors

William McCalpin
Born 1957 Director since February 2008 Board Chair since 2008 2 funds overseen	Principal Occupation(s) During the Past Five Years:
Managing Director, Holos Consulting LLC, a consultant to foundations and non-profit organizations (2009-present).
Chair of the Board of Trustees of The Janus Funds (2008-present).
Other Directorships: The Janus Funds (oversees 55 portfolios), FB Heron Foundation.
N.P. “Narv” Narvekar
Born 1962 Director since January 2010 2 funds overseen	Principal Occupation(s) During the Past Five Years:
President and CEO, The Columbia Investment Management Company,
which manages Columbia University's endowment.
Other Directorships: The Chapin School.
Craig R. Carnaroli
Born 1963 Director since January 2012 2 funds overseen	Principal Occupation(s) During the Past Five Years:
Executive Vice President, University of Pennsylvania
Other Directorships: Philadelphia Industrial Development Corporation,
Greater Philadelphia Tourism and Marketing Corporation, University City District, University City Science Center, Connelly Foundation.

Additional Information (unaudited)

Principal Officers

Richard J. Flannery
Born 1957 President and CEO since September 2003	Principal Occupation(s) During the Past Five Years:
CEO, TIFF Advisory Services, Inc.; President and CEO,
TIFF Investment Program, Inc.
Directorships: TIFF Advisory Services, Inc., Mercy Investment Services, Inc.,
The Nelson Foundation.
Laurence H. Lebowitz
Born 1960 Vice President and CIO since September 2010	Principal Occupation(s) During the Past Five Years:
President/Chief Investment Officer, TIFF Advisory Services, Inc.
(2010-present). Chairman/Managing Director,
HBK Capital Management (1992-2009).
Directorships: TIFF Advisory Services, Inc.
Dawn I. Lezon
Born 1965 CFO and Treasurer since January 2009 (Vice President and Assistant Treasurer, September 2006 – December 2008)	Principal Occupation(s) During the Past Five Years: Vice President/Treasurer, TIFF Advisory Services, Inc.
Kelly A. Lundstrom
Born 1964 Vice President since September 2006	Principal Occupation(s) During the Past Five Years: Vice President, TIFF Advisory Services, Inc. .
Richelle S. Maestro
Born 1957 Vice President and Chief Legal Officer since March 2006, Secretary since December 2011	Principal Occupation(s) During the Past Five Years: Vice President/General Counsel, TIFF Advisory Services, Inc. Secretary, TIFF Advisory Services, Inc. (2011-present)
Christian A. Szautner
Born 1972 CCO since July 2008	Principal Occupation(s) During the Past Five Years: Vice President/Chief Compliance Officer, TIFF Advisory Services, Inc. (2008-present). Partner, Ballard Spahr Andrews & Ingersoll, LLP (2005-2008).

TIFF Investment Program

MONEY MANAGERS AND ACQUIRED FUND
(“AF”) MANAGERS

TIFF Multi-Asset Fund
AJO, LP
Azentus Capital Management Limited (AF)
Brookfield Investment Management Inc.
Canyon Capital Advisors LLC (AF)
Convexity Capital Management LP (AF)
Farallon Capital Management, LLC (AF)
Joho Capital, LLC (AF)
Lansdowne Partners Limited Partnership
Lansdowne Partners Limited (AF)
Lone Pine Capital LLC (AF)
Marathon Asset Management, LLP
Mission Value Partners, LLC
Mondrian Investment Partners Limited
Och-Ziff Capital Management Group (AF)
OVS Capital Management LLP
QVT Financial LP (AF)
Shapiro Capital Management LLC
Sleep, Zakaria & Company, Ltd. (AF)
Smith Breeden Associates, Inc.
Southeastern Asset Management, Inc.
TIFF Advisory Services, Inc.
Wellington Management Company, LLP

TIFF Short-Term Fund
TIFF Advisory Services, Inc.

ADVISOR TIFF Advisory Services, Inc.

Four Tower Bridge
200 Barr Harbor Drive, Suite 100
West Conshohocken, PA 19428
phone    610-684-8200
fax        610-684-8210

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
FUND ADMINISTRATOR
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

FUND DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

FUND COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
One Commerce Square
Suite 700
2005 Market Street
Philadelphia, PA 19103

Investors should consider the investment objectives, risks and charges and expenses of a fund carefully before investing. The prospectus contains this and other information about the funds. A prospectus may be obtained by contacting TIFF at 800-984-0084 or by visiting TIFF’s website at www.tiff.org. Please read the prospectus carefully before investing. The SEC does not approve or disapprove of the securities mentioned in this report. Mutual fund investing involves risk. Principal loss is possible.

Item 2. Code of Ethics

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedure for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

During the reporting period, there were no material changes to the procedures by which members may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics is not applicable to this filing.

(a)(2) Certifications of the Chief Executive Officer and the Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to this filing.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIFF Investment Program, Inc.

By (Signature and Title)	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	8/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	8/29/2013

By (Signature and Title)	/s/ Dawn I. Lezon
Dawn I. Lezon, Treasurer and Chief Financial Officer
Date	8/29/2013